United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

325 John H. McConnell Blvd., Suite 150, Columbus, OH 43215

     (Address of principal executive offices)              (Zip code)

Beacon Hill Fund Services, Inc., 325 John McConnell Blvd., Suite 150, Columbus, OH 43215

(Name and address of agent for service)

Registrant's telephone number, including area code:  (614)-255-5550

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

INDEPENDENT FRANCHISE PARTNERS
US EQUITY FUND

SEMI-ANNUAL REPORT

March 31, 2015

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
TABLE OF CONTENTS
March 31, 2015 (Unaudited)

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SHAREHOLDER LETTER
March 31, 2015

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust.  This report contains the results of Fund operations for the six months ended March 31, 2015.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina A. Tantra	John Kelly-Jones
President of the Fund and Trustee to the Board	Chief Operating Officer of Independent Franchise Partners, LLP

1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	94.8%
Beverages	3.9%
Anheuser-Busch InBev		303,695	$37,161,168
Computers & Peripherals	3.9%
Apple Inc.		301,066	37,461,642
Diversified Consumer Services	7.9%
Moody’s Corp.		271,133	28,143,606
MSCI Inc.		763,907	46,835,138
			74,978,744
Food Products	11.5%
General Mills Inc.		348,091	19,701,950
Mondelez International Inc. - Class A		1,669,165	60,240,165
Nestle SA - REG		392,777	29,666,425
			109,608,540
Health Care Equipment & Supplies	4.2%
Dentsply International Inc.		393,406	20,020,431
Zimmer Holdings Inc.		171,408	20,143,868
			40,164,299
Household Products	7.1%
Kimberly Clark Corp.		250,792	26,862,331
Procter & Gamble		490,435	40,186,244
			67,048,575
Internet Software & Services	3.3%
eBay Inc.(a)		546,904	31,545,423
IT Services	8.5%
Accenture PLC - Class A		866,514	81,183,697
Media	5.9%
McGraw Hill Financial Inc.		211,874	21,907,772
Time Warner Inc.		404,399	34,147,451
			56,055,223
Pharmaceuticals	22.5%
Abbott Laboratories		741,120	34,336,090
GlaxoSmithKline PLC		1,946,372	44,636,857
Johnson & Johnson		614,575	61,826,245

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Novartis AG - REG		442,096	$43,741,027
Zoetis Inc.		637,168	29,494,507
			214,034,726
Software	8.8%
Microsoft Corp.		1,442,721	58,653,822
Oracle Corp.		580,089	25,030,841
			83,684,663
Tobacco	7.3%
Philip Morris International		916,656	69,051,696
TOTAL COMMON STOCKS (Cost $744,035,643)			901,978,396
TOTAL INVESTMENTS
(Cost $744,035,643)	94.8%		901,978,396
NET OTHER ASSETS (LIABILITIES)	5.2%		49,029,032
NET ASSETS	100.0%		$951,007,428

(a)    Non-income producing security.

At March 31, 2015, the Fund’s investments were concentrated in the following countries:

Percentage
of Net Assets
United States(1)	82.4%
Switzerland	7.7
United Kingdom	4.7
TOTAL	94.8%

(1)
The Fund invests in the Belgian line of Anheuser-Busch InBev N.V. (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2015 (Unaudited)

Independent Franchise Partners
US Equity Fund
Assets:
Investments, at value (Cost: $744,035,643)	$901,978,396
Cash	50,214,672
Foreign currency (Cost: $5,395)	5,425
Receivable for dividends	2,098,224
Reclaims receivable	1,026,967
Receivable for investments sold	10,908,921
Prepaid expenses	35,531
Total Assets	966,268,136
Liabilities:
Securities purchased payable	14,453,703
Investment advisory fees payable	539,795
Accounting and Administration fees payable	156,147
Regulatory and Compliance fees payable	69,486
Risk Officer fees payable	16,456
Trustees fees payable	1,032
Accrued expenses and other payable	24,089
Total Liabilities	15,260,708
Net Assets	$951,007,428

Net Assets	$951,007,428
Shares of common stock outstanding	62,636,473
Net asset value per share	$15.18

Net Assets:
Paid in capital	$772,577,629
Accumulated net investment income	4,212,782
Accumulated net realized gains	16,370,065
Unrealized appreciation (depreciation)	157,846,952
Net Assets	$951,007,428

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2015 (Unaudited)

Independent Franchise Partners
US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $222,443)	$10,522,731
Total investment income	10,522,731
Operating expenses:
Investment advisory	3,080,243
Accounting and Administration	311,582
Regulatory and Compliance	138,920
Risk Officer	15,956
Insurance	20,940
Trustees	9,955
Legal	20,943
Registration	12,128
Other	23,934
Total expenses	3,634,601
Net investment income	6,888,130
Realized and Unrealized Gains (Losses) From Investment Activities:
Net realized gains from investment transactions	17,565,720
Net realized losses from foreign currency transactions	(93,223)
Change in unrealized appreciation (depreciation) on investments	34,070,868
Change in unrealized appreciation (depreciation) on foreign currency	(36,446)
Net realized and unrealized gains (losses) from investment activities	51,506,919
Change in Net Assets Resulting from Operations	$58,395,049

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2015 (Unaudited)
And the year ended September 30, 2014

	Independent Franchise Partners
	US Equity Fund
	March 31,	September 30,
	2015	2014
Increase (decrease) in net assets:
Operations:
Net investment income	$6,888,130	$10,113,314
Net realized gains from investment and foreign currency transactions	17,472,497	17,681,070
Change in unrealized appreciation (depreciation) on investments and foreign currency	34,034,422	60,339,465
Change in net assets resulting from operations	58,395,049	88,133,849
Dividends paid to shareholders:
From net investment income	(10,586,544)	(8,358,015)
From net realized gains	(17,114,376)	(7,648,294)
Total dividends paid to shareholders	(27,700,920)	(16,006,309)
Capital Transactions:
Proceeds from sale of shares	109,083,623	298,450,000
Value of shares issued to shareholders in reinvestment of dividends	24,623,928	13,273,672
Value of shares redeemed	(85,038,554)	(94,224,419)
Change in net assets from capital transactions	48,668,997	217,499,253
Change in net assets	79,363,126	289,626,793
Net Assets:
Beginning of period	871,644,302	582,017,509
End of period	$951,007,428	$871,644,302
Accumulated net investment income	$4,212,782	$7,911,196

Share Transactions:
Sold	7,194,530	20,574,548
Reinvested	1,645,984	978,884
Redeemed	(5,693,409)	(6,747,741)
Change	3,147,105	14,805,691

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the six months ended March 31, 2015 (Unaudited), the years ended September 30, 2014 and 2013, and the period December 20, 2011 (commencement of operations)
to September 30, 2012

	Independent Franchise Partners
	US Equity Fund
	March 31,		Sept. 30,	Sept. 30,		Sept. 30,
	2015		2014	2013		2012

Net asset value, beginning of period	$14.65		$13.03	$11.38		$10.00

Income (loss) from operations:
Net investment income	0.11		0.18	0.21		0.08
Net realized and unrealized gains (losses) from investments.	0.89		1.80	1.60		1.30
Total from investment operations	1.00		1.98	1.81		1.38
Less distributions paid:
From net investment income	(0.18)		(0.19)	(0.15)		—
From net realized gains on investments	(0.29)		(0.17)	(0.01)		—
Total distributions paid.	(0.47)		(0.36)	(0.16)		—
Increase from redemption fees(a)	—		—	—		—
Change in net asset value	0.53		1.62	1.65		1.38
Net asset value, end of period.	$15.18		$14.65	$13.03		$11.38
Total return(b)	6.85%		15.37%	16.08%		13.80%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$951,007		$871,644	$582,018		$216,041
Ratio of net expenses to average net assets	0.80	%(c)	0.81%	0.84%		0.85	%(c)
Ratio of net investment income to average net assets	1.52	%(c)	1.59%	1.89%		1.78	%(c)
Ratio of gross expenses to average net assets	0.80	%(c)	0.81%	0.85	%(d)	1.20	%(c)(d)
Portfolio turnover rate(b)	22.90%		28.64%	20.70%		13.59%

(a) Redemption fees were less than $0.005 per share.
(b) Not annualized for periods less than one year. Total return excludes redemption fees.
(c) Annualized for periods less than one year.
(d) During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.   Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange.  If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

8

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.   In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.  The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2015 in valuing the Fund’s investments based upon the three fair value levels defined above:

		Level 2 -	Level 3 -
	Level 1 - Quoted	Other Significant	Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$901,978,396	$-	$-	$901,978,396
Total Investments	$901,978,396	$-	$-	$901,978,396

(1)   See investment industries in the Schedule of Investments.

As of March 31, 2015, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2015.

9

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2015 were $197,063 and are reflected within the capital activity of the Fund.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

10

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

As of March 31, 2015, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s federal tax returns filed for the tax years ended September 30, 2012, 2013 and 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.   Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Advisor’s Assets Under Management (1)	Scale Discount for Assets in each Range (1)	Annualized Rate (1)	Effective Overall Annual Fee (1)
First $1 billion	-	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion - 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion - 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion - 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion - 0.68%
Above $5 billion	-	-	0.68%

(1)   The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the period ended March 31, 2015, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

11

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to written agreements between the Fund and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Fund and performing certain regulatory administrative services. The Fund pays Beacon Hill a tiered basis-point fee based on the Funds daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the Fund pursuant to a written agreement between the Fund and Carne, including providing the Risk Officer to the Fund to administer the fund risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to these agreements are reflected as “Risk Officer” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2015, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $22,000 and reimbursement for certain expenses. Effective April 1, 2015, the Trust pays an annual retainer of $30,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund. For the period ended March 31, 2015, there were no expenses reduced by the Advisor. The current agreement with the Adviser to waive fees and/or reimburse expenses cannot be terminated prior to January 30, 2016, at which time the Adviser will determine whether to renew or revise the agreement. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C.   Investment Transactions

For the period ended March 31, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$221,241,435	$197,993,902

12

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

D.   Federal Income Tax

As of March 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
IFP US Equity Fund	$748,189,124	$165,188,243	$(11,398,971)	$153,789,272

The tax characteristics of distributions paid to shareholders during the latest tax year ended September 30, 2014 for the Fund were as follows:

	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
	Ordinary Income	Term Gains	Distributions	of Capital	Paid
2014	$13,257,795	$2,748,514	$16,006,309	$-	$16,006,309

As of the latest tax year ended September 30, 2014, the components of accumulated earnings on a tax basis were as follows:

Undistributed
	Undistributed	Long-Term			Accumulated		Total
	Ordinary	Capital	Accumulated	Distributions	Capital and	Unrealized	Accumulated
	Income	Gains	Earnings	Payable	Other Losses	Appreciation	Earnings
IFP US Equity Fund	$15,667,637	$9,357,935	$25,025,572	$-	$-	$122,710,098	$147,735,670

At September 30, 2014, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

13

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

A.   Summary of Fund Holdings

Market Exposure		Largest Equity Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Pharmaceuticals	22.5%	Accenture PLC-A	8.5%
Food Products	11.5	Philip Morris International	7.3
Software	8.8	Johnson & Johnson	6.5
IT Services	8.5	Mondelez International Inc.	6.3
Diversified Consumer Services	7.9	Microsoft Corp	6.2
Tobacco	7.3	Total	34.8%
Household Products	7.1
Media	5.9
Health Care Equipment & Supplies	4.2
Computers & Peripherals	3.9
Beverages	3.9
Internet Software & Services	3.3
Total	94.8%

B.   Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2014 and held for the entire period through March 31, 2015.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

14

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense	Beginning Account Value	Ending Account Value	* Expenses Paid
	Ratio	10/1/2014	3/31/2015	10/01/14-3/31/15
Actual	0.80%	$1,000.00	$1,068.50	$4.13
Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03

* Expenses are calculated using the annualized expense ratio as disclosed in the table multiplied by the average account value for the period multiplied by the number of days in the most recent half fiscal year (182) and divided by the number of days in the current year (365).

C.   Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Trust at Independent Franchise Partners Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 855-233-0437; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Trust at 855-233-0437; and (ii) on the Commission’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Investment Adviser
Independent Franchise Partners, LLP
Level 1, 10 Portman Square
London, W1H 6AZ
United Kingdom

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, Inc.
325 John H. McConnell Boulevard, Suite 150
Columbus, Ohio 43215

For Additional Information, call
855-233-0437 or 312-557-7902

VONTOBEL FUNDS

SEMI-ANNUAL REPORT

March 31, 2015

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
VONTOBEL FUNDS
TABLE OF CONTENTS
March 31, 2015 (Unaudited)

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	94.1%
Consumer Discretionary	8.5%
Galaxy Entertainment Group Ltd.		2,313,082	$10,487,932
Genting Malaysia Bhd.		6,690,700	7,631,873
Grupo Televisa S.A.B. - ADR(a)		287,476	9,489,583
Matahari Department Store Tbk PT		3,640,100	5,468,775
Naspers Ltd. - Class N		142,756	21,918,619
Sands China Ltd.		5,076,143	20,969,046
Vipshop Holdings Ltd. - ADR(a)		258,570	7,612,301
Westlife Development Ltd.(a)		205,786	955,090
Zee Entertainment Enterprises Ltd.		579,400	3,160,316
			87,693,535
Consumer Staples	30.3%
Ambev S.A. - ADR		7,190,176	41,415,414
British American Tobacco Malaysia Bhd.		225,900	4,188,010
British American Tobacco PLC		1,015,252	52,628,919
Coca-Cola Icecek A.S.		100,481	1,696,295
Colgate-Palmolive India Ltd.		169,382	5,469,686
CP ALL PCL - REG		9,397,800	11,841,112
Fomento Economico Mexicano S.A.B. de C.V. - ADR(a)		300,384	28,085,904
Hindustan Unilever Ltd.		1,620,801	22,624,720
ITC Ltd.		6,726,818	34,990,590
Nestle India Ltd.		50,788	5,634,416
Orion Corp.		6,269	6,524,535
President Chain Store Corp.		1,231,521	9,260,230
SABMiller PLC		602,257	31,583,293
Souza Cruz S.A.		1,749,982	13,927,259
Thai Beverage PCL		18,971,900	10,552,640
Tsingtao Brewery Co. Ltd. - Class H		771,306	5,173,272
Unilever Indonesia Tbk PT		3,604,276	10,918,901
Wal-Mart de Mexico S.A.B. de C.V.		7,246,658	18,105,362
			314,620,558
Energy	0.8%
Ultrapar Participacoes S.A.		414,018	8,409,954
Financials	24.7%
Axis Bank Ltd.		867,705	7,757,886
Bangkok Bank PCL - REG		1,764,110	10,056,409
Bank Central Asia Tbk PT		18,488,743	20,923,736

See notes to financial statements.

1

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
BB Seguridade Participacoes S.A.		656,983	$6,751,905
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros		3,275,968	11,455,187
CETIP S.A. - Mercados Organizados		372,540	3,717,754
DBS Group Holdings Ltd.		676,478	10,010,243
Grupo Financiero Santander Mexico
S.A.B. de C.V. - Class B - ADR		656,799	7,172,245
HDFC Bank Ltd.		235,544	3,869,816
HDFC Bank Ltd. - ADR		761,317	44,833,958
Housing Development Finance Corp. Ltd.		2,433,534	51,147,975
ICICI Bank Ltd.		530,287	2,671,478
Itausa - Investimentos Itau S.A.(a)		24,924	77,938
Kasikornbank PCL - REG		1,576,900	11,128,639
Kotak Mahindra Bank Ltd.		451,705	9,466,391
Link REIT (The)		1,572,801	9,678,647
Malayan Banking Bhd.		5,327,623	13,410,642
Public Bank Bhd.		1,630,100	8,307,080
Remgro Ltd.		723,729	15,847,239
Samsung Fire & Marine Insurance Co. Ltd.		36,438	8,783,685
			257,068,853
Health Care	4.4%
Bangkok Dusit Medical Services PCL - REG		5,257,000	3,182,634
Cipla Ltd.		1,402,576	15,962,393
Sun Pharmaceutical Industries Ltd.		1,612,482	26,329,264
			45,474,291
Industrials	0.5%
CCR S.A.		1,087,402	5,553,619
Information Technology	15.9%
Alibaba Group Holding Ltd. - ADR(a)		150,242	12,506,144
Autohome, Inc. - ADR(a)		59,738	2,626,680
Baidu, Inc. - ADR(a)		153,849	32,062,132
Bitauto Holdings Ltd. - ADR(a)		65,892	3,352,585
Cielo S.A.		1,604,277	22,966,714
HCL Technologies Ltd.		1,027,238	16,088,932
NetEase, Inc. - ADR		73,557	7,745,552
Taiwan Semiconductor Manufacturing Co. Ltd.		2,486,130	11,533,953
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		810,408	19,028,380

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Tata Consultancy Services Ltd.		348,451	$14,209,927
Tencent Holdings Ltd.		1,035,425	19,574,330
Yandex N.V. - Class A(a)		246,529	3,738,612
			165,433,941
Materials	2.2%
Industrias Penoles S.A.B. de C.V.		536,714	9,339,144
Randgold Resources Ltd.		96,655	6,707,030
Randgold Resources Ltd. - ADR		102,214	7,080,364
			23,126,538
Telecommunication Services	3.9%
Advanced Info Service PCL - REG		1,575,700	11,476,364
MTN Group Ltd.		637,942	10,751,246
Telekomunikasi Indonesia Persero Tbk PT		81,990,966	18,101,918
			40,329,528
Utilities	2.9%
Power Assets Holdings Ltd.		2,661,629	27,183,484
Power Grid Corp. of India Ltd.		1,433,004	3,324,178
			30,507,662
TOTAL COMMON STOCKS (Cost $952,849,957)			978,218,479
PREFERRED STOCKS	2.6%
Financials	2.6%
Itau Unibanco Holding S.A. - ADR		1,500,194	16,592,145
Itausa - Investimentos Itau S.A.		3,490,633	10,915,235
			27,507,380
TOTAL PREFERRED STOCKS (Cost $33,346,423)			27,507,380
EQUITY-LINKED SECURITIES	0.0%
Consumer Discretionary	0.0%
Zee Entertainment Enterprises Ltd., Issued by CLSA Financial Products Ltd.(a)		11,520,600	147,272
TOTAL EQUITY-LINKED SECURITIES (Cost $ — )			147,272

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.2%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		32,889,126	$32,889,126
TOTAL SHORT-TERM INVESTMENTS (Cost $32,889,126)			32,889,126
TOTAL INVESTMENTS
(Cost $1,019,085,506)	99.9%		1,038,762,257
NET OTHER ASSETS (LIABILITIES)	0.1%		740,692
NET ASSETS	100.0%		$1,039,502,949

(a) Non-income producing security.

At March 31, 2015, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	25.8%
Brazil	13.6
China	8.7
United Kingdom	8.1
Mexico	6.9
Thailand	5.6
Indonesia	5.3
South Africa	4.7
Hong Kong	4.6
Taiwan	3.8
Malaysia	3.2
Macau	2.0
All other countries less than 2%	4.4
Total	96.7%

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	92.3%
Consumer Discretionary	9.5%
Las Vegas Sands Corp.		4,120	$226,765
Naspers Ltd. - Class N		849	130,355
Persimmon PLC(a)		3,910	96,408
Priceline Group (The) Inc.(a)		255	296,858
Starbucks Corp.		850	80,495
TJX (The) Cos., Inc.		2,770	194,038
			1,024,919
Consumer Staples	26.4%
Alimentation Couche-Tard, Inc. - Class B		3,030	120,740
Altria Group, Inc.		6,430	321,628
British American Tobacco PLC		9,975	515,360
Coca-Cola (The) Co.		4,305	174,568
Diageo PLC		3,726	102,738
Hershey (The) Co.		1,895	191,225
Nestle S.A. - REG		4,829	364,587
Philip Morris International, Inc.		4,590	345,765
Reckitt Benckiser Group PLC		3,643	312,220
SABMiller PLC		2,172	113,658
Unilever N.V - CVA		7,054	295,096
			2,857,585
Energy	1.7%
Enbridge, Inc.		3,753	180,901
Financials	12.4%
American Tower Corp.		2,342	220,499
Charles Schwab (The) Corp.		3,500	106,540
HDFC Bank Ltd. - ADR		3,860	227,316
ICICI Bank Ltd. - ADR		13,637	141,279
JPMorgan Chase & Co.		1,700	102,986
UBS Group A.G.(a)		6,200	116,359
Wells Fargo & Co.		7,850	427,040
			1,342,019
Health Care	18.7%
Abbott Laboratories		3,685	170,726
Biogen, Inc.(a)		400	168,896
Bristol-Myers Squibb Co.		4,060	261,870
Celgene Corp.(a)		2,280	262,838
Grifols S.A.		2,514	107,947

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST
VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Johnson & Johnson		1,310	$131,786
Medtronic PLC		1,450	113,086
Novo Nordisk A/S - Class B		3,530	188,878
Regeneron Pharmaceuticals, Inc.(a)		125	56,435
Roche Holding A.G. (Genusschein)		1,428	393,761
Zoetis, Inc.		3,460	160,163
			2,016,386
Information Technology	22.1%
Alibaba Group Holding Ltd. - ADR(a)		1,205	100,304
Apple, Inc.		1,780	221,485
Baidu, Inc. - ADR(a)		820	170,888
Cielo S.A.		7,410	106,081
Cognizant Technology Solutions Corp. - Class A(a)		3,350	209,007
Facebook, Inc. - Class A(a)		1,805	148,398
Google, Inc. - Class C(a)		689	377,572
MasterCard, Inc. - Class A		6,355	549,009
Tencent Holdings Ltd.		6,960	131,576
Visa, Inc. - Class A		5,660	370,221
			2,384,541
Materials	1.5%
Martin Marietta Materials, Inc.		1,207	168,739
TOTAL COMMON STOCKS (Cost $9,666,593)			9,975,090
PREFERRED STOCKS	0.6%
Financials	0.6%
Itau Unibanco Holding S.A. - ADR		5,755	63,650
TOTAL PREFERRED STOCKS (Cost $71,821)			63,650
EQUITY-LINKED SECURITIES	6.2%
Consumer Staples	1.8%
ITC Ltd., Issued by Macquarie Bank Ltd.		38,615	200,862
Financials	4.4%
Housing Development Finance Corp. Ltd., Issued by Macquarie Bank Ltd.		22,491	472,715
TOTAL EQUITY-LINKED SECURITIES (Cost $635,565)			673,577

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value

SHORT-TERM INVESTMENTS	0.5%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		50,005	$50,005
TOTAL SHORT-TERM INVESTMENTS (Cost $50,005)			50,005
TOTAL INVESTMENTS
(Cost $10,423,984)	99.6%		10,762,322
NET OTHER ASSETS (LIABILITIES)	0.4%		40,743
NET ASSETS	100.0%		$10,803,065

(a)	Non-income producing security.

At March 31, 2015, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	55.0%
United Kingdom	13.3
India	9.7
Switzerland	8.1
China	3.7
Canada	2.8
All other countries less than 2%	6.5
Total	99.1%

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	89.8%
Consumer Discretionary	12.1%
Cie Financiere Richemont S.A. - REG		4,628	$372,578
Domino’s Pizza Group PLC		19,978	229,709
Galaxy Entertainment Group Ltd.		19,736	89,487
Hermes International		686	242,156
Naspers Ltd. - Class N		2,170	333,180
Paddy Power PLC		2,666	228,508
Persimmon PLC(a)		12,009	296,104
Priceline Group (The), Inc.(a)		400	465,660
Sands China Ltd.		61,042	252,158
			2,509,540
Consumer Staples	32.0%
Alimentation Couche Tard, Inc. - Class B		7,540	300,457
British American Tobacco PLC		22,946	1,185,508
Chocoladefabriken Lindt & Sprungli A.G. (Participation Certificate)		61	326,868
Diageo PLC		14,462	398,764
L’Oreal S.A.		1,686	310,434
Nestle S.A. - REG		10,751	811,694
Pernod Ricard S.A.		1,667	196,713
Philip Morris International, Inc.		9,380	706,595
Reckitt Benckiser Group PLC		9,666	828,416
SABMiller PLC		11,887	622,033
Unilever N.V. - CVA		22,329	934,107
			6,621,589
Energy	2.7%
Core Laboratories N.V.		797	83,278
Enbridge, Inc.		9,602	462,834
			546,112
Financials	11.7%
Banco Bilbao Vizcaya Argentaria S.A.		21,480	216,774
Bank of Nova Scotia (The)		6,650	333,616
Daito Trust Construction Co. Ltd.		2,175	243,308
HDFC Bank Ltd. - ADR		9,340	550,033
ICICI Bank Ltd. - ADR		34,558	358,021
Link REIT (The)		26,612	163,764

See notes to financial statements.

8

ADVISERS INVESTMENT TRUST VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Lloyds Banking Group PLC		178,358	$207,016
UBS Group A.G.(a)		18,225	342,040
			2,414,572
Health Care	18.6%
Bayer A.G. - REG		1,982	297,806
Coloplast A/S - Class B		1,454	110,030
CSL Ltd.		6,444	451,287
Essilor International S.A.		3,153	362,039
Fresenius Medical Care A.G. & Co. KGaA		2,557	212,813
Grifols S.A.		7,538	323,669
Novo Nordisk A/S - Class B		13,825	739,728
Ramsay Health Care Ltd.		8,031	410,142
Roche Holding A.G. (Genusschein)		3,427	944,970
			3,852,484
Industrials	4.5%
Bureau Veritas S.A.		15,977	343,386
DKSH Holding A.G.		2,671	217,750
SGS S.A. - REG		191	365,390
			926,526
Information Technology	5.4%
Alibaba Group Holding Ltd. - ADR(a)		2,340	194,782
Baidu, Inc. - ADR(a)		1,810	377,204
Cielo S.A.		15,641	223,915
Tencent Holdings Ltd.		16,665	315,046
			1,110,947
Materials	2.2%
Air Liquide S.A.		2,236	287,617
Silver Wheaton Corp.		8,956	170,132
			457,749
Utilities	0.6%
Cheung Kong Infrastructure Holdings Ltd.		13,803	118,544
TOTAL COMMON STOCKS (Cost $18,250,067)			18,558,063
PREFERRED STOCKS	0.7%
Financials	0.7%
Itau Unibanco Holding S.A. - ADR		13,590	150,305
TOTAL PREFERRED STOCKS (Cost $161,034)			150,305

See notes to financial statements.

9

ADVISERS INVESTMENT TRUST VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
EQUITY-LINKED SECURITIES	5.9%
Consumer Staples	1.7%
ITC Ltd., Issued by Macquarie Bank Ltd.		68,204	$354,774
Financials	4.2%
Housing Development Finance Corp. Ltd., Issued by Macquarie
Bank Ltd.		40,591	853,141
TOTAL EQUITY-LINKED SECURITIES (Cost $1,157,513)			1,207,915
RIGHTS	0.0%
Financials	0.0%
Banco Bilbao Vizcaya Argentaria S.A.(a)		15,800	2,277
TOTAL RIGHTS (Cost $2,221)			2,277
SHORT-TERM INVESTMENTS	27.6%
Northern Institutional
U.S. Government Select Portfolio		5,710,627	5,710,627
TOTAL SHORT-TERM INVESTMENTS (Cost $5,710,627)			5,710,627
TOTAL INVESTMENTS
(Cost $25,281,462)	124.0%		25,629,187
NET OTHER ASSETS (LIABILITIES)	(24.0)%		(4,959,088)
NET ASSETS	100.0%		$20,670,099

(a)	Non-income producing security.

See notes to financial statements.

10

ADVISERS INVESTMENT TRUST VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

At March 31, 2015, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	22.8%
Switzerland	16.4
India	10.2
France	8.4
Canada	6.1
United States	5.7
China	4.3
Australia	4.2
Denmark	4.1
Spain	2.6
Germany	2.5
All other countries less than 2%	9.1
Total	96.4%

See notes to financial statements.

11

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS STATEMENTS OF ASSETS AND LIABILITIES March 31, 2015 (Unaudited)

	Vontobel	Vontobel	Vontobel
	Global Emerging Markets	Global Equity	International Equity
	Equity Institutional Fund(a)	Institutional Fund	Institutional Fund
Assets:
Investments, at value (Cost: $1,019,085,506, $10,423,984, $25,281,462)	$1,038,762,257	$10,762,322	$25,629,187
Cash	226,117	1,109	1,722
Foreign currency (Cost: $1,247,671, $— , $—)	1,248,821	—	—
Receivable for dividends and interest	2,244,229	33,860	56,419
Reclaims receivable	—	2,798	6,208
Receivable for investments sold	1,591,136	—	397,721
Receivable for capital shares sold	693,000	—	—
Receivable from service providers	—	15,967	15,485
Prepaid expenses	36,502	28,209	26,488
Total Assets	1,044,802,062	10,844,265	26,133,230
Liabilities:
Securities purchased payable	1,579,025	—	5,419,323
Investment advisory fees payable	698,641	6,509	9,047
Accounting and Administration fees payable	329,652	29,452	29,452
Regulatory and Compliance fees payable	63,275	643	713
Trustees fees payable	550	—	319
Deferred foreign capital gains taxes payable	2,571,960	—	—
Accrued expenses and other payable	56,010	4,596	4,277
Total Liabilities	5,299,113	41,200	5,463,131

Net Assets	$1,039,502,949	$10,803,065	$20,670,099

Class I Shares:
Net assets	$1,039,502,949	$10,803,065	$20,670,099
Shares of common stock outstanding	109,291,232	1,040,182	1,973,878
Net asset value per share	$9.51	$10.39	$10.47

Net Assets:
Paid in capital	$1,055,579,434	$10,430,710	$20,229,396
Accumulated net investment income (loss)	(6,353,543)	42,610	75,202
Accumulated net realized gains (losses)	(26,945,157)	(8,665)	17,700
Unrealized appreciation (depreciation)	17,222,215	338,410	347,801
Net assets	$1,039,502,949	$10,803,065	$20,670,099

(a) Formerly the AIT Global Emerging Markets Opportunity Fund. See organizational note within the Notes to the Financial Statements.

See notes to financial statements.

12

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS STATEMENTS OF OPERATIONS For the six months ended March 31, 2015 (Unaudited)

	Vontobel	Vontobel	Vontobel
	Global Emerging Markets	Global Equity	International Equity
	Equity Institutional Fund(a)	Institutional Fund(b)	Institutional Fund(b)
Investment Income:
Dividend income (Net of foreign withholding tax of $437,083, $3,132, $7,280)	$7,176,776	$65,017	$101,499
Interest Income	2,334	3	4
Total investment income	7,179,110	65,020	101,503
Operating expenses:
Investment advisory	3,770,986	17,430	20,764
Accounting and Administration	647,751	29,452	29,452
Regulatory and Compliance	123,697	643	714
Insurance	20,794	279	279
Trustees	9,388	361	361
Legal	16,355	2,722	2,722
Registration	20,008	11,140	11,140
Other	33,159	3,580	3,580
Total expenses	4,642,138	65,607	69,012
Expenses reduced by Service Providers	—	(43,197)	(42,711)
Net expenses	4,642,138	22,410	26,301
Net investment income (loss)	2,536,972	42,610	75,202

Realized and Unrealized Gains (Losses) from
Investment Activities:
Net realized gains (losses) from investment transactions	(8,368,525)	(8,587)	(9,678)
Net realized gains (losses) from foreign currency transactions	(368,617)	(78)	27,378
Change in unrealized appreciation (depreciation) on investments (net of the change in deferred foreign capital gains taxes of ($876,973), $— , $— , respectively)	(3,230,550)	338,338	347,725
Change in unrealized appreciation (depreciation) on foreign currency	88,856	72	76
Net realized and unrealized gains (losses) from investment activities	(11,878,836)	329,745	365,501
Change in Net Assets Resulting from Operations	$(9,341,864)	$372,355	$440,703

(a) Formerly the AIT Global Emerging Markets Opportunity Fund. See organizational note within the Notes to the Financial Statements.
(b) For the period January 2, 2015, commencement of operations, to March 31, 2015.

See notes to financial statements.

13

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS STATEMENTS OF CHANGES IN NET ASSETS For the six months ended March 31, 2015 (Unaudited) And the year ended September 30, 2014

	Vontobel		Vontobel	Vontobel
	Global Emerging Markets		Global Equity	International Equity
	Equity Institutional Fund(a)		Institutional Fund	Institutional Fund
	March 31,	September 30,	March 31,	March 31,
	2015	2014	2015(b)	2015(b)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,536,972	$10,711,781	$42,610	$75,202
Net realized gains (losses) from investment and foreign currency transactions	(8,737,142)	(16,602,170)	(8,665)	17,700
Change in unrealized appreciation (depreciation) on investments and foreign currency	(3,141,694)	68,041,728	338,410	347,801
Change in net assets resulting from operations	(9,341,864)	62,151,339	372,355	440,703
Dividends paid to shareholders:
From net investment income (loss)	(17,209,426)	(4,421,004)	—	—
Total dividends paid to shareholders	(17,209,426)	(4,421,004)	—	—
Capital Transactions (Class I Shares):
Proceeds from sale of shares	199,804,835	246,814,100	10,431,750	20,230,457
Value of shares issued to shareholders in reinvestment of dividends	17,091,300	4,385,347	—	—
Value of shares redeemed	(33,031,446)	(42,478,739)	(1,040)	(1,061)
Change in net assets from capital transactions	183,864,689	208,720,708	10,430,710	20,229,396
Change in net assets	157,313,399	266,451,043	10,803,065	20,670,099
Net Assets:
Beginning of period	882,189,550	615,738,507	—	—
End of period	$1,039,502,949	$882,189,550	$10,803,065	$20,670,099
Accumulated net investment income (loss)	$(6,353,543)	$8,318,911	$42,610	$75,202

Share Transactions (Class I Shares):
Sold	20,871,665	26,521,914	1,040,282	1,973,979
Reinvested	1,827,947	493,845	—	—
Redeemed	(3,492,154)	(4,617,700)	(100)	(101)
Change	19,207,458	22,398,059	1,040,182	1,973,878

(a) Formerly the AIT Global Emerging Markets Opportunity Fund. See organizational note within the Notes to the Financial Statements.
(b) For the period January 2, 2015, commencement of operations, to March 31, 2015.

See notes to financial statements.

14

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class
	I Shares
	Six Months
	Ended
	March 31,	Year Ended	Period Ended
	2015	September 30,	September 30,
Vontobel Global Emerging Markets Equity Institutional Fund(a)	(Unaudited)	2014	2013(b)
Net asset value, beginning of period	$9.79	$9.10	$10.00
Income (loss) from operations:
Net investment income	0.03	0.12	0.04
Net realized and unrealized gains (losses) from investments	(0.13)	0.63	(0.94)
Total from investment operations	(0.10)	0.75	(0.90)
Less distributions paid:
From net investment income	(0.18)	(0.06)	—
Total distributions paid	(0.18)	(0.06)	—
Change in net asset value	(0.28)	0.69	(0.90)
Net asset value, end of period	$9.51	$9.79	$9.10
Total return(c)	(0.97%)	8.32%	(9.00%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,039,503	$882,190	$615,739
Ratio of net expenses to average net assets(d)	0.98%	1.00%	1.08%
Ratio of net investment income to average net assets(d)	0.53%	1.42%	1.36%
Portfolio turnover rate(c)	5.57%	43.44%	5.01%

(a) Formerly the AIT Global Emerging Markets Opportunity Fund. See organizational note within the Notes to the Financial Statements.
(b) For the period May 22, 2013, commencement of operations, to September 30, 2013.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

See notes to financial statements.

15

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

Class
I Shares
Period Ended
March 31,
Vontobel Global Equity Institutional Fund	2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from operations:
Net investment income	0.09
Net realized and unrealized gains (losses) from investments	0.30
Total from investment operations	0.39
Less distributions paid:
From net investment income	—
Total distributions paid	—
Change in net asset value	0.39
Net asset value, end of period	$10.39
Total return(b)	3.90%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$10,803
Ratio of net expenses to average net assets(c)	0.90%
Ratio of net investment income to average net assets(c)	1.71%
Ratio of gross expenses to average net assets(c)	2.63%
Portfolio turnover rate(b)	6.75%

(a) For the period January 2, 2015, commencement of operations, to March 31, 2015.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See notes to financial statements.

16

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

Class
I Shares
Period Ended
March 31,
Vontobel International Equity Institutional Fund	2015(a)
Net asset value, beginning of period	$10.00
Income (loss) from operations:
Net investment income	0.07
Net realized and unrealized gains (losses) from investments	0.40
Total from investment operations	0.47
Less distributions paid:
From net investment income	—
Total distributions paid	—
Change in net asset value	0.47
Net asset value, end of period	$10.47
Total return(b)	4.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$20,670
Ratio of net expenses to average net assets(c)	0.95%
Ratio of net investment income to average net assets(c)	2.72%
Ratio of gross expenses to average net assets(c)	2.49%
Portfolio turnover rate(b)	4.36%

(a) For the period January 2, 2015, commencement of operations, to March 31, 2015.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

See notes to financial statements.

17

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund (formally known as the AIT Global Emerging Markets Opportunity Fund), Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.     Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

● Level 1 —quoted prices in active markets for identical assets

● Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 —significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

18

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

19

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2015 in valuing each Fund’s investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant	Unobservable
Porfolio	Prices	Observable Inputs	Inputs	Total
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$17,101,884	$70,591,651	$-	$87,693,535
Consumer Staples	105,721,949	208,898,609	-	314,620,558
Energy	8,409,954	-	-	8,409,954
Financials	73,931,049	183,137,804	-	257,068,853
Health Care	-	45,474,291	-	45,474,291
Industrials	5,553,619	-	-	5,553,619
Information Technology	104,026,799	61,407,142	-	165,433,941
Materials	16,419,508	6,707,030	-	23,126,538
Telecommunications Services	11,476,364	28,853,164	-	40,329,528
Utilities	-	30,507,662	-	30,507,662
Preferred Stock(1)	27,507,380	-	-	27,507,380
Equity-Linked Securities(1)	-	147,272	-	147,272
Short-Term Investments(1)	32,889,126	-	-	32,889,126
Total Investments	$403,037,632	$635,724,625	$-	$1,038,762,257
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$798,156	$226,763	$-	$1,024,919
Consumer Staples	1,153,926	1,703,659	-	2,857,585
Energy	180,901	-	-	180,901
Financials	1,225,660	116,359	-	1,342,019
Health Care	1,325,800	690,586	-	2,016,386
Information Technology	2,252,965	131,576	-	2,384,541
Materials	168,739	-	-	168,739
Preferred Stock(1)	63,650	-	-	63,650
Equity-Linked Securities(1)	-	673,577	-	673,577
Short-Term Investments(1)	50,005	-	-	50,005
Total Investments	$7,219,802	$3,542,520	$-	$10,762,322

20

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant	Unobservable
Porfolio	Prices	Observable Inputs	Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$465,660	$2,043,880	$-	$2,509,540
Consumer Staples	1,007,052	5,614,537	-	6,621,589
Energy	546,112	-	-	546,112
Financials	1,241,670	1,172,902	-	2,414,572
Health Care	-	3,852,484	-	3,852,484
Industrials	-	926,526	-	926,526
Information Technology	795,901	315,046	-	1,110,947
Materials	170,132	287,617	-	457,749
Utilities	-	118,544	-	118,544
Preferred Stock(1)	150,305	-	-	150,305
Equity-Linked Securities(1)	-	1,207,915	-	1,207,915
Rights(1)	-	2,277	-	2,277
Short-Term Investments(1)	5,710,627	-	-	5,710,627
Total Investments	$10,087,459	$15,541,728	$-	$25,629,187
(1) See investment industries in the Schedule of Investments

As of March 31, 2015, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. At March 31, 2015, the Funds had transfers as follows:

Transfers from Level 1 to Level 2
Portfolio	Value	Reason
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$70,591,651	Foreign equity adjustment was applied in current period
Consumer Staples	197,057,497	Foreign equity adjustment was applied in current period
Financials	156,606,248	Foreign equity adjustment was applied in current period
Health Care	42,291,657	Foreign equity adjustment was applied in current period
Information Technology	49,873,189	Foreign equity adjustment was applied in current period
Materials	6,707,030	Foreign equity adjustment was applied in current period
Telecommunication Services	28,853,164	Foreign equity adjustment was applied in current period
Utilities	30,507,662	Foreign equity adjustment was applied in current period

21

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes.  The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local trading accounts.  These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract (see financial derivative instruments). Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

22

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2015, the Funds did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Funds’ federal tax return filed for the tax years ended September 30, 2013 and 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

23

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

B. Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser”) to provide investment advisory services to the Funds. Under the terms of the Agreement, the Funds pay the Adviser an annual fee based on each Fund’s daily net assets as set forth in the following table.  In addition, the Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses with underlying investment companies and extraordinary expenses) exceed the rates in the table below.

			Expense
Fund	Class	Advisory Fee	Limitation
Global Emerging Markets Equity Institutional Fund	Class I	0.80%	N/A
Global Equity Institutional Fund	Class I	0.70%	0.90%
International Equity Institutional Fund	Class I	0.75%	0.95%

The expense limitation is effective until January 28, 2016. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis.  Currently, the Adviser, at its own expense, pays the Distributor $25,000 annually and certain variable fees and reimbursement for out-of-pocket expenses incurred on behalf of the Funds.

24

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements between the Funds and Northern Trust. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Funds’ daily net assets, and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $125,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Funds pursuant to a written agreement between the Funds and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Funds and performing certain regulatory administrative services. The Funds have agreed to pay Beacon Hill a tiered basis-point fee based on the Funds’ daily net assets, subject to an overall Vontobel complex minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust or the Distributor and receive no compensation from the Funds for serving in their respective roles. Prior to April 1, 2015, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $22,000 and reimbursement for certain expenses.  As of April 1, 2015, the Trust pays each Independent Trustee compensation for their services based on an annual retainer of $30,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply.

C.    Investment Transactions

For the period ended March 31, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases	Proceeds from Sales
Global Emerging Markets Equity Institutional Fund	$233,932,649	$51,141,119
Global Equity Institutional Fund	11,078,620	697,614
International Equity Institutional Fund	20,164,175	585,729

D.    Federal Income Tax

The tax characteristics of distributions paid to shareholders during the latest tax year ended September 30, 2014 for the Fund were as follows:

Global Emerging Markets	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
Equity Institutional Fund	Ordinary Income	Term Gains	Distributions	of Capital	Paid
2014	$4,421,004	$-	$4,421,004	$-	$4,421,004

25

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

As of March 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Global Emerging Markets Equity Institutional Fund	$1,030,392,738	$92,682,154	$(84,312,635)	$8,369,519
Global Equity Institutional Fund	10,423,984	484,944	(146,606)	338,338
International Equity Institutional Fund	25,281,462	614,190	(266,465)	347,725

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and investments in certain foreign companies.

As of the latest tax year ended September 30, 2014, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed			Accumulated		Total
	Ordinary	Long Term	Accumulated	Distributions	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Payable	Other Losses	Appreciation	Earnings
Global Emerging Markets
Equity Institutional Fund	$14,725,111	$-	$14,725,111	$-	$(16,412,657)	$12,162,351	$10,474,805

At September 30, 2014, the Global Emerging Markets Equity Institutional Fund had short term capital loss carry-forward of $14,536,098 and long term capital loss carry-forward of $1,876,559 available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forwards may be limited.

26

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

A.  Summary of Fund Holdings

Vontobel Global Emerging Markets Equity Institutional Fund

Market Exposure		5 Largest Equity Positions
Equity and Equity-	% of Net		% of Net
Linked Securities	Assets	Issuer	Assets
Agriculture	10.2%	British American Tobacco PLC	5.1%
Banks	16.0%	Housing Development Finance Corp. Ltd.	4.9%
Beverages	11.4%	HDFC Bank Ltd. - ADR	4.3%
Chemicals	0.8%	Ambev S.A. - ADR	4.0%
Commercial Services	2.7%	ITC Ltd.	3.4%
Computers	1.4%	Total	21.7%
Cosmetics/Personal Care	0.5%
Diversified Financial Services	6.4%
Electric	2.9%
Food	1.2%
Healthcare-Services	0.3%
Holding Companies-Divers	2.6%
Household Products/Wares	3.2%
Insurance	1.5%
Internet	7.8%
Lodging	3.8%
Media	3.3%
Mining	2.2%
Pharmaceuticals	4.1%
REITS	0.9%
Retail	4.4%
Semiconductors	2.9%
Software	2.3%
Telecommunications	3.9%
Total	96.7%

27

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

Vontobel Global Equity Institutional Fund

Market Exposure		5 Largest Equity Positions
Equity and Equity-	% of Net		% of Net
Linked Securities	Assets	Issuer	Assets
Agriculture	12.8%	MasterCard, Inc. - Class A	5.1%
Banks	10.0%	British American Tobacco PLC	4.8%
Beverages	3.6%	Housing Development Finance Corp. Ltd.,
Biotechnology	4.5%	Issued by Macquarie Bank Ltd.	4.4%
Building Materials	1.6%	Wells Fargo & Co.	4.0%
Commercial Services	6.1%	Roche Holding AG - Genusschein	3.6%
Computers	4.0%	Total	21.9%
Cosmetics/Personal Care	2.7%
Diversified Finan Serv	8.8%
Food	5.1%
Healthcare-Products	1.1%
Home Builders	0.9%
Household Products/Wares	2.9%
Internet	11.3%
Lodging	2.1%
Media	1.2%
Pharmaceuticals	13.1%
Pipelines	1.7%
REITS	2.0%
Retail	3.6%
Total	99.1%

28

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

Vontobel International Equity Institutional Fund

Market Exposure		5 Largest Equity Positions
Equity and Equity-	% of Net		% of Net
Linked Securities	Assets	Issuer	Assets
Advertising	1.1%	British American Tobacco PLC	5.7%
Agriculture	10.9%	Roche Holding A.G. (Genusschein)	4.6%
Apparel	1.2%	Unilever N.V. - CVA	4.5%
Banks	10.5%	Housing Development Finance Corp. Ltd.,
Beverages	5.9%	Issued by Macquarie Bank Ltd.	4.1%
Biotechnology	2.2%	Reckitt Benckiser Group PLC	4.0%
Chemicals	1.4%	Total	22.9%
Commercial Services	4.5%
Cosmetics/Personal Care	6.0%
Diversified Finan Serv	4.1%
Engineering&Construction	0.6%
Entertainment	1.1%
Food	5.5%
Healthcare-Products	2.3%
Healthcare-Services	3.0%
Home Builders	1.4%
Household Products/Wares	4.0%
Internet	6.5%
Lodging	1.6%
Media	1.6%
Mining	0.8%
Oil&Gas Services	0.4%
Pharmaceuticals	11.2%
Pipelines	2.2%
Real Estate	1.2%
REITS	0.8%
Retail	4.4%
Total	96.4%

29

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2014 and held for the entire period through March 31, 2015.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Vontobel Global Emerging Markets Equity Institutional Fund
	Expense	Beginning Account Value	Ending Account Value	*Expenses Paid
	Ratio	10/1/2014	3/31/2015	10/1/14-3/31/15
Actual	0.98%	$1,000.00	$990.30	$4.86
Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

Vontobel Global Equity Institutional Fund
	Expense	Beginning Account Value	Ending Account Value	*Expenses Paid
	Ratio	10/1/2014	3/31/2015	10/1/14-3/31/15
Actual	0.90%	$1,000.00	$1,039.00	$2.16
Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Vontobel International Equity Institutional Fund
	Expense	Beginning Account Value	Ending Account Value	*Expenses Paid
	Ratio	10/1/2014	3/31/2015	10/1/14-3/31/15
Actual	0.95%	$1,000.00	$1,047.00	$2.29
Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78

30

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

* Actual expenses are calculated using the Fund’s annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year, divided by the number of days in the current year (365).  Hypothetical expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C. Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement between Advisers Investment Trust (the “Trust”) and Vontobel Asset Management, Inc. (the “Adviser”) with respect to the Vontobel Global Emerging Markets Equity Institutional Fund, the Vontobel International Equity Institutional Fund, and the Vontobel Global Equity Institutional Fund (each a “Fund” and collectively, the “Funds”) be approved and renewed, at least annually, by a majority the Board of Trustees (“Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as revised, of the Funds or of the Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement to determine whether the agreement is fair to the Funds and their shareholders. The Board considered and approved the Investment Advisory Agreement for the Vontobel International Equity Institutional Fund and the Vontobel Global Equity Institutional Fund at an in-person meeting held on September 8, 2014. The Board considered and renewed the Investment Advisory Agreement for the Vontobel Global Emerging Markets Equity Institutional Fund, at an in-person meeting held on March 12, 2015.

The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of the Funds (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels will reflect these economies of scale to the benefit of the Funds’ shareholders; (vi) the advisory fees paid by other comparable accounts advised by the Adviser or by a different investment adviser (the “Peer Group”); (vii) the Funds’ expense ratios and the expense ratios of funds in the Peer Group; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser and other service providers.

Vontobel International Equity Institutional Fund and Vontobel Global Equity Institutional Fund

The Trustees reviewed the materials regarding the Funds supplied by the Adviser.  The Board gave careful consideration to the nature, extent and quality of the services provided by the Adviser.  A representative of the Adviser then reviewed the Adviser’s organizational structure.  He discussed the investment team for both Funds, explaining that the team overlaps with the investment team for the Vontobel Global Emerging Markets Equity Institutional Fund, leveraging the skills of the common portfolio manager and others as well as the equity research team.  A representative of the Adviser also discussed the sector coverage of the equity research team, which spans companies across the globe, as well as the company visits and the extensive due diligence analysis the team performs in each country.  The discussion noted the skill set and experience of individuals on the team and the strategic succession planning in place at the Adviser.  The Board noted that a copy of the Adviser’s Form ADV Part 2A, Statement of Financial Condition, 2012 Annual Compliance Review and Code of Ethics were included in the Board materials.  Taking into account the personnel involved in servicing both Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services both Funds would receive from the Adviser.

31

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

The Board considered performance and determined that because neither Fund had commenced operations, the Trustees would review performance over time.  However, the Board noted that it is familiar with the performance of the Vontobel Global Emerging Markets Equity Institutional Fund.

The Board reviewed the advisory fee to be paid by both Funds and the total operating expenses of both Funds.  The Board noted that the Adviser will receive a management fee of 0.75% of the average daily net assets of the Vontobel International Equity Institutional Fund and 0.70% of the average daily net assets of the Vontobel Global Equity Institutional Fund, each below the average contractual rates of 0.92% and 0.81% of average daily net assets, respectively, assessed by funds substantially similar to the Funds (the “Peer Group”).  The Board also reviewed comparative data on fees received by the Adviser as adviser or sub-adviser to comparable separately managed accounts.

With respect to total annual operating expenses, the Board noted that under a proposed Expense Limitation Agreement, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Funds’ total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles) to 0.95% of average daily net assets for the Vontobel International Equity Institutional Fund and 0.90% of average daily net assets for the Vontobel Global Equity Institutional Fund. A representative of the Adviser reported that the agreement to waive fees and/or reimburse expenses cannot be terminated prior to January 28, 2016, at which time the Adviser will determine whether to renew or revise the agreement.  The Board noted that the Vontobel International Equity Institutional Fund’s net total annual operating expenses were below its Peer Group’s average annual operating expenses of 1.27%, while the Vontobel Global Equity Institutional Fund’s net total annual operating expenses were below its Peer Group’s average annual operating expenses of 1.14%.

The Trustees also considered the profitability of the Adviser’s future relationship with the Funds.  The Board considered the profitability of the Adviser as a whole, noting that the Adviser is a highly profitable organization.  The Board agreed that despite the Adviser’s initial set up costs and the effects of the contractual fee waivers associated with the Funds, the Adviser will remain a going concern.  After discussion, the Trustees determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the advisory agreement, and concluded that the level of anticipated profit was reasonable.

With respect to economies of scale, the Trustees considered the Adviser’s targeted fees noting the Adviser’s objective of increasing value added alpha.  A representative of the Adviser stated that the Adviser has targeted its fees to correspond to its mission to add value, meaning that rather than taking in assets above a certain level with a lower fee, the Adviser prefers to close a strategy to new investors with the goal of fulfilling its responsibilities of providing “superior performance to existing investors.”

Vontobel Global Emerging Markets Equity Institutional Fund

The Trustees reviewed the materials regarding the Fund supplied by the Adviser. The Board first gave careful consideration to the nature, extent and quality of the services provided by the Adviser. A representative of the Adviser reviewed the organizational structure of the Adviser.  A representative of the Adviser noted that other than the Co-Chief Executive Officer change in 2014, which had been previously discussed with the Board, there were no significant changes to the Adviser’s organizational structure. A representative of the Adviser also reviewed the personnel providing services to the Fund, the Adviser’s investment philosophy and its portfolio construction process, key risks associated with the Fund and ways in which those risks are mitigated, the Adviser’s policies regarding the selection of broker-dealers for portfolio transactions, and the Adviser’s compliance program.  The Board noted that a copy of the Adviser’s Form ADV, Code of Ethics, and Statement of Financial Condition as of December 31, 2013, were included in the Board materials. A representative of the Adviser noted that the Adviser has not been a party to any litigation or regulatory actions during the last year which would materially impact the Adviser’s balance sheet. Taking into account the personnel involved in servicing the Fund, as well as those materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

32

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

The Board reviewed the Fund’s performance from inception through December 31, 2014, comparing the performance to the MSCI Emerging Markets Index (Total Return Net Dividends) (“MSCI EM Net Index”) and the Morningstar Diversified Emerging Markets Funds Average (“Morningstar Category”). The Board noted that the Fund outperformed the MSCI EM Net Index for the one-year and since-inception periods and outperformed the Morningstar Category for the one-year period. The Trustees also reviewed the performance of similar investment companies or pooled vehicles advised or sub-advised by the Adviser as well as similar managed accounts advised or sub-advised by the Adviser as compared to the MSCI EM Net Index, noting that these vehicles outperformed the MSCI EM Net Index for the one-year, five-year, ten-year, and since-inception periods.

The Board reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser receives a management fee of 0.80% of average daily net assets, below the average of the Peer Group of 0.95%, and significantly lower than the highest fee in the Peer Group of 1.25%. The Board also reviewed the investment advisory fees paid to the Adviser by a comparable mutual fund sub-advised by the Adviser and other comparable pooled vehicles managed by the Adviser, noting that the advisory fee for the Fund was equal to or less than the advisory fees paid to the Adviser by these other vehicles.

With respect to total operating expenses, the Board noted that the Fund’s total annual operating expenses were approximately 1.00%, below the Peer Group average of 1.11%, and within the range of Peer Group operating expenses of 0.23% to 1.41%.  The Board also reviewed the average expense ratios of a comparable mutual fund sub-advised by the Adviser and another pooled vehicle managed by the Adviser, noting that the expense ratio for the Fund was below the average expense ratios for these vehicles. After considering the comparative data as described above, the Board concluded that the advisory fee was reasonable.

In reviewing the profits realized by the Adviser, the Board reviewed the information provided in the Board materials, including the Adviser’s audited financial statements for the calendar year 2013. The Board noted that the Adviser represented that it does not allocate indirect costs, overhead or other costs to individual accounts, funds, or mandates and does not internally calculate profitability on an account-by-account basis.  A representative of the Adviser stated that the estimated net profits set forth in the Board materials was derived from the profitability of the Adviser’s publically held parent company, and that the Adviser’s managed products, including the Fund, account for the majority of the profits of the asset management segment of its parent company.  The Trustees reviewed the Adviser’s profitability relative to its peers noting the relative contribution of the Fund to the Adviser’s profitability overall.  The Board noted the Adviser’s representation that it does not expect to incur a loss on its relationship with the Fund.  The Board also reviewed information supplied by the Adviser in the Board materials relating to its overall profitability as compared to the profitability of similar investment advisers.  After considering the data provided, the Board concluded that the level of profit was reasonable.

With respect to economies of scale, the Trustees considered the Fund’s marketing and distribution plans, capacity, and breakeven point.  The Board noted that the Adviser indicated that it does not intend to introduce breakpoints at this time as it believes that the Fund is priced competitively relative to other funds with similar strategies.  However, the Board noted that as assets grow, the Adviser will revisit the potential for breakpoints.  A representative from the Adviser confirmed that payments for distribution activities are paid out of the legitimate profits of the Adviser, not the advisory fee paid by the Fund.  The Board noted that other than the advisory fee, brokerage commissions generated by the Fund’s activity will contribute to the Adviser’s soft-dollar commission pool and will be used to pay for investment-research-related products and services.

33

ADVISERS INVESTMENT TRUST VONTOBEL FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

Conclusions

In reaching its conclusions, with respect to each Fund discussed above, the Board did not identify any single controlling factor in deciding to approve the Investment Advisory Agreement. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that approval of the Investment Advisory Agreement is in the best interests of the Funds and their shareholders.

D. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-252-5393 (toll free) or 312-630-6583. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

34

THE PAGE INTENTIONALLY LEFT BLANK

Investment Adviser
Vontobel Asset Management, Inc.
1540 Broadway
38th Floor
New York, NY 10036

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, Inc.
325 John H. McConnell Boulevard, Suite 150
Columbus, Ohio 43215

For Additional Information, call
866-252-5393 (toll free) or 312-630-6583

SEMI-ANNUAL REPORT

MARCH 31, 2015

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST JOHCM FUNDS TABLE OF CONTENTS March 31, 2015 (Unaudited)

(This page has been intentionally left blank)

ADVISERS INVESTMENT TRUST JOHCM FUNDS SHAREHOLDER LETTER March 31, 2015 (Unaudited)

Dear Shareholder:

We are pleased to present the March 2015 Semi-Annual Report for the JOHCM Funds (the “Funds”), each a series of the Advisers Investment Trust. This report contains the results of operations for the six months ended March 31, 2015.

We appreciate the trust and confidence you have placed in us by choosing the Funds and the Investment Adviser, J O Hambro Capital Management Limited, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina Tantra	Helen Vaughan
President and Trustee	Chief Operating Officer
Advisers Investment Trust	J O Hambro Capital Management Limited

1

ADVISERS INVESTMENT TRUST JOHCM ASIA EX-JAPAN EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	58.3%
China	16.2%
AAC Technologies Holdings, Inc.		487,414	$2,998,733
Agricultural Bank of China Ltd. - Class H		3,064,000	1,518,125
Angang Steel Co. Ltd. - Class H		1,856,590	1,367,859
Anhui Conch Cement Co. Ltd. - Class H		357,819	1,355,305
BYD Electronic International Co. Ltd.		1,028,000	1,297,051
China Life Insurance Co. Ltd. - Class H		382,000	1,679,842
Ping An Insurance Group Co. of China Ltd. - Class H		164,157	1,974,620
Sinotruk Hong Kong Ltd.		2,040,548	1,217,030
SOHO China Ltd.		1,375,218	936,340
Tingyi Cayman Islands Holding Corp.		834,341	1,797,157
			16,142,062
Hong Kong	10.5%
China Mobile Ltd.		330,000	4,301,537
Hutchison Whampoa Ltd.		159,515	2,206,543
International Housewares Retail Co. Ltd.		1,294,611	290,561
Johnson Electric Holdings Ltd.		490,025	1,726,893
L’Occitane International S.A.		692,064	1,973,773
			10,499,307
India	2.4%
Infosys Ltd. - ADR		67,961	2,384,072
Indonesia	3.5%
AKR Corporindo Tbk PT		3,372,864	1,320,818
Indofood CBP Sukses Makmur Tbk PT		1,906,626	2,134,256
			3,455,074
Philippines	7.3%
Alliance Global Group, Inc.		2,701,937	1,600,027
East West Banking Corp.(a)		1,798,616	986,736
Emperador, Inc.		6,609,570	1,758,103
Universal Robina Corp.		571,918	2,888,838
			7,233,704
Singapore	0.9%
ARA Asset Management Ltd.		792,229	932,186
South Korea	3.1%
KT&G Corp.		13,884	1,109,951
POSCO		3,776	827,965
Samsung Fire & Marine Insurance Co. Ltd.		4,870	1,173,954
			3,111,870

See Notes to Financial Statements

2

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	14.4%
Airtac International Group		220,009	$1,762,520
Delta Electronics, Inc.		376,441	2,369,719
Giant Manufacturing Co. Ltd.		246,402	2,375,450
King Slide Works Co. Ltd.		139,848	2,104,233
Makalot Industrial Co. Ltd.		153,000	1,098,877
MediaTek, Inc.		128,704	1,739,739
PChome Online, Inc.		219,000	2,843,706
			14,294,244
TOTAL COMMON STOCKS (Cost $56,589,618)			58,052,519
EQUITY-LINKED SECURITIES	22.4%
India	22.4%
Amara Raja Batteries Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 3/14/18(b)		274,432	3,650,148
Asian Paints Ltd., Issued by Merrill Lynch Intl & Co., Maturity Date 5/31/18		248,895	3,202,459
Bajaj Auto Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 6/30/15		53,023	1,711,779
Dr. Reddy’s Laboratories Ltd., Issued by CLSA Financial Products Ltd., Maturity date 2/1/16		11,168	627,757
Dr. Reddy’s Laboratories Ltd., Issued by Standard Chartered Bank, Maturity Date 1/3/18		21,045	1,182,947
Emami Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 5/21/20		90,590	1,453,272
Glenmark Pharmaceuticals Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/28/17		223,434	2,813,457
Indiabulls Housing Finance Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 9/28/15		234,733	2,090,370
Ramco Systems Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 6/30/15(a)		155,750	1,602,163
Tata Motors Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 4/29/20		336,722	1,783,114
Zee Entertainment Enterprises Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17(b)		406,631	2,217,953
			22,335,419
TOTAL EQUITY-LINKED SECURITIES (Cost $20,872,199)			22,335,419

See Notes to Financial Statements

3

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
TOTAL INVESTMENTS (Cost $77,461,817)	80.7%		$80,387,938
NET OTHER ASSETS (LIABILITIES)	19.3%		19,210,712
NET ASSETS	100.0%		$99,598,650

(a)	Non-income producing security.
(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At March 31, 2015 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.5%
Consumer Staples	11.2
Financials	11.3
Health Care	4.6
Industrials	15.7
Information Technology	15.3
Materials	6.8
Telecommunication Services	4.3
Total	80.7%

See Notes to Financial Statements

4

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Electrical Components & Equipments	7.8%
Food	6.8
Pharmaceuticals	6.1
Telecommunications	5.6
Insurance	4.8
Computers	4.5
Leisure Time	4.1
Holding Companies - Diversified	3.8
Chemicals	3.2
Diversified Financial Services	3.1
Auto Manufacturers	3.0
Electronics	3.0
Internet	2.9
Banks	2.5
Media	2.2
Iron/Steel	2.2
Cosmetics/Personal Care	2.0
Miscellaneous Manufacturing	1.8
Beverages	1.8
Semiconductors	1.7
Software	1.6
Building Materials	1.4
Distribution/Wholesale	1.3
Agriculture	1.1
Apparel	1.1
Real Estate	1.0
Housewares	0.3
Total	80.7%

5 Largest Security Positions
Issuer	% of Net Assets
China Mobile Ltd.	4.3%
Amara Raja Batteries Ltd., Issued Deutsche Bank A.G. London, Maturity Date 3/14/18	3.7
Asian Paints Ltd., Issued by Meryll Lynch Intl & Co., Maturity Date 5/31/18	3.2
AAC Technologies Holdings, Inc.	3.0
Universal Robina Corp.	2.9
Total	17.1%

See Notes to Financial Statements

5

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	85.6%
Brazil	2.4%
Localiza Rent a Car S.A.		80,846	$919,525
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		72,427	1,006,450
			1,925,975
China	20.1%
Baidu, Inc. - ADR(a)		3,637	757,951
Biostime International Holdings Ltd.		323,085	1,350,918
China Construction Bank Corp. - Class H		2,888,869	2,400,696
China Life Insurance Co. Ltd. - Class H		426,959	1,877,549
China Petroleum & Chemical Corp. - ADR		1,729	137,784
China Petroleum & Chemical Corp. - Class H		1,459,067	1,163,849
CNOOC Ltd.		149,000	210,982
CNOOC Ltd. - ADR		10,708	1,518,608
Huaneng Power International, Inc. - Class H		1,303,309	1,536,354
Industrial & Commercial Bank of China Ltd. - Class H		2,730,543	2,015,631
Lenovo Group Ltd.		1,225,000	1,784,304
Tencent Holdings Ltd.		52,537	993,193
Xinyi Solar Holdings Ltd.		1,824,318	564,758
			16,312,577
Greece	0.2%
Piraeus Bank S.A.(a)		440,057	169,463
Hong Kong	10.6%
China Mobile Ltd.		200,500	2,613,509
China Mobile Ltd. - ADR		23,892	1,553,697
China Overseas Land & Investment Ltd.		525,059	1,698,387
Haier Electronics Group Co. Ltd.		695,133	1,814,741
Johnson Electric Holdings Ltd.		266,808	940,256
			8,620,590
India	7.9%
HDFC Bank Ltd. - ADR		42,999	2,532,211
ICICI Bank Ltd. - ADR		168,608	1,746,779
Tata Motors Ltd. - ADR		46,989	2,117,324
			6,396,314
Jersey	1.4%
Randgold Resources Ltd.		16,506	1,145,375
Russia	3.9%
M Video OJSC		209,988	696,210
MMC Norilsk Nickel OJSC - ADR		93,337	1,649,256
Yandex N.V. - Class A(a)		56,771	860,932
			3,206,398

See Notes to Financial Statements

6

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Africa	6.3%
Naspers Ltd. - Class N		33,227	$5,101,642
South Korea	15.1%
Hyundai Motor Co.		3,359	509,830
LG Household & Health Care Ltd.		3,268	2,474,865
Samsung Electronics Co. Ltd.		4,527	5,868,361
Samsung Electronics Co. Ltd. - GDR		375	241,451
SK Hynix, Inc.		56,712	2,318,696
Youngone Corp.		17,266	849,683
			12,262,886
Taiwan	16.4%
Cathay Financial Holding Co. Ltd.		831,620	1,325,537
Cleanaway Co. Ltd.		89,000	495,961
Fubon Financial Holding Co. Ltd.		938,713	1,682,333
Largan Precision Co. Ltd.		15,626	1,339,655
MediaTek, Inc.		128,670	1,739,279
Novatek Microelectronics Corp.		227,755	1,175,411
Phison Electronics Corp.		114,006	944,395
Shin Kong Financial Holding Co. Ltd.		3,676,724	1,042,991
Taiwan Semiconductor Manufacturing Co. Ltd.		355,000	1,646,959
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		47,060	1,104,969
Yungtay Engineering Co. Ltd.		346,439	804,142
			13,301,632
Thailand	1.3%
PTT Global Chemical PCL - REG		665,546	1,068,678
TOTAL COMMON STOCKS (Cost $66,634,269)			69,511,530
EQUITY-LINKED SECURITIES	6.3%
India	6.3%
Axis Bank Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/17/17		187,616	1,677,417
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18		309,844	1,611,702
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18		75,305	993,246
Tata Consultancy Services Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 1/30/17(b)		20,439	833,508
			5,115,873
TOTAL EQUITY-LINKED SECURITIES (Cost $5,211,126)			5,115,873
PREFERRED STOCKS	1.6%
South Korea	1.6%
Hyundai Motor Co. - REG - GDR		887	43,896
Hyundai Motor Co. Ltd.		12,779	1,275,447
			1,319,343
TOTAL PREFERRED STOCKS (Cost $1,654,694)			1,319,343

See Notes to Financial Statements

7

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
TOTAL INVESTMENTS (Cost $73,500,089)	93.5%		$75,946,746
NET OTHER ASSETS (LIABILITIES)	6.5%		5,298,638
NET ASSETS	100.0%		$81,245,384

(a)	Non-income producing security.
(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At March 31, 2015 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	15.3%
Consumer Staples	6.7
Energy	4.9
Financials	22.4
Industrials	5.1
Information Technology	27.3
Materials	4.8
Telecommunication Services	5.1
Utilities	1.9
Total	93.5%

See Notes to Financial Statements

8

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Semiconductors	18.5%
Banks	13.0
Media	6.3
Insurance	5.2
Telecommunications	5.1
Oil & Gas	5.0
Auto Manufacturers	4.9
Mining	3.4
Computers	3.2
Internet	3.2
Cosmetics/Personal Care	3.0
Commercial Services	2.4
Home Furnishings	2.2
Real Estate	2.1
Diversified Financial Services	2.1
Agriculture	2.0
Electric	1.9
Household Products/Wares	1.7
Miscellaneous Manufacturing	1.6
Chemicals	1.3
Electrical Components & Equipments	1.2
Apparel	1.0
Machinery-Diversified	1.0
Retail	0.9
Energy-Alternate Sources	0.7
Environmental Control	0.6
Total	93.5%

5 Largest Security Positions
Issuer	% of Net Assets
Samsung Electronics Co. Ltd.	7.2%
Naspers Ltd.	6.3
China Mobile Ltd.	3.2
HDFC Bank Ltd.	3.1
LG Household & Health Care Ltd.	3.1
Total	22.9%

See Notes to Financial Statements

9

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	82.0%
Argentina.	0.9%
Cresud SACIF y A - ADR(a)		3,514	$48,353
Brazil	3.1%
Iguatemi Empresa de Shopping Centers S.A.		1,600	14,137
Linx S.A.(a)		2,181	31,913
Lojas Renner S.A.		900	25,600
M Dias Branco S.A.(a)		1,100	29,679
Mahle-Metal Leve S.A.		5,748	35,840
SLC Agricola S.A.		6,000	32,918
			170,087
Canada	0.7%
Bankers Petroleum Ltd.(a)		8,503	18,194
Pan American Silver Corp.		2,231	19,566
			37,760
Chile	1.9%
Cencosud S.A.		9,469	22,436
SONDA S.A.		11,989	28,230
Vina Concha y Toro S.A.		28,013	57,717
			108,383
China	6.8%
Bank of Chongqing Co. Ltd. - Class H		99,000	81,595
BYD Electronic International Co. Ltd.		36,500	46,053
China Machinery Engineering Corp. - Class H		14,000	14,137
Fufeng Group Ltd.		39,000	23,650
Kingdee International Software Group Co. Ltd.(a)		134,000	56,087
Maanshan Iron & Steel Co. Ltd. - Class H(a)		192,000	55,060
Sinosoft Technology Group Ltd.		56,000	34,037
Sunac China Holdings Ltd.		28,000	24,281
Sunny Optical Technology Group Co. Ltd.		26,000	47,080
			381,980
Egypt	0.4%
ElSwedy Electric Co.(a)		3,246	20,442
Greece	0.9%
Hellenic Telecommunications Organization S.A.(a)		5,843	51,798
Hong Kong	10.6%
China Everbright Ltd.		42,000	109,603
China Taiping Insurance Holdings Co. Ltd.(a)		27,000	92,234
China Traditional Chinese Medicine Co. Ltd.(a)		84,000	56,607
EVA Precision Industrial Holdings Ltd.		286,000	85,753
Guotai Junan International Holdings Ltd.		90,000	79,987
Sun Hung Kai & Co. Ltd.		78,000	69,546
Tongda Group Holdings Ltd.		90,000	13,704
Wasion Group Holdings Ltd.		68,000	82,105
			589,539

See Notes to Financial Statements

10

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hungary	0.4%
Magyar Telekom Telecommunications PLC(a)		14,776	$21,757
Indonesia	5.4%
Ciputra Development Tbk PT		491,700	55,224
Kimia Farma Persero Tbk PT		246,100	24,729
Matahari Department Store Tbk PT		48,400	72,715
Pakuwon Jati Tbk PT		1,678,400	65,967
Panin Financial Tbk PT(a)		2,175,000	56,207
Total Bangun Persada Tbk PT		360,300	27,652
			302,494
Malaysia	2.4%
Berjaya Auto Bhd.		42,600	43,422
Karex Bhd.		74,300	92,128
			135,550
Mexico	3.1%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		3,410	37,987
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)		13,655	66,505
Grupo Herdez S.A.B. de C.V.(a)		14,463	37,263
Megacable Holdings S.A.B. de C.V.(a)		8,200	32,110
			173,865
Philippines	5.0%
Robinsons Land Corp.		123,600	84,971
Robinsons Retail Holdings, Inc.		22,090	41,503
Security Bank Corp.		23,080	88,759
Vista Land & Lifescapes, Inc.		324,800	62,327
			277,560
Poland	1.7%
Alior Bank S.A.(a)		1,299	28,544
CCC S.A.		1,406	67,842
			96,386
Romania	0.7%
BRD-Groupe Societe Generale(a)		18,479	41,649
Russia	1.1%
Mail.ru Group Ltd. - REG - GDR(a)		3,111	61,269
South Africa	3.5%
AVI Ltd.		5,684	38,687
Capitec Bank Holdings Ltd.		868	37,546
DataTec Ltd.		10,035	49,642
Nampak Ltd.		6,952	23,283
Northam Platinum Ltd.(a)		12,510	47,493
			196,651

See Notes to Financial Statements

11

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	13.4%
Hanmi Pharm Co. Ltd.(a)		576	$116,665
Hyundai Development Co.-Engineering & Construction		1,528	78,385
i-SENS, Inc.(a)		838	36,856
KH Vatec Co. Ltd.		1,395	40,154
Korea Aerospace Industries Ltd.		1,302	66,173
Korea Petrochemical Ind Co. Ltd.		281	27,581
MDS Technology Co. Ltd.		2,161	41,541
OCI Materials Co. Ltd.		1,313	111,656
SFA Engineering Corp.		1,124	55,062
Simm Tech Co. Ltd.(a)		4,681	45,666
Toray Chemical Korea, Inc.(a)		2,785	48,993
Vieworks Co. Ltd.		1,068	27,708
Wonik IPS Co. Ltd.(a)		3,948	39,389
Woongjin Thinkbig Co. Ltd.(a)		1,585	13,347
			749,176
Switzerland	0.9%
Luxoft Holding, Inc.(a)		950	49,153
Taiwan	10.8%
ASPEED Technology, Inc.		4,000	39,049
Chicony Electronics Co. Ltd.		18,000	50,401
Chipbond Technology Corp.		40,000	84,352
Global Lighting Technologies, Inc.		18,000	25,884
Lextar Electronics Corp.		12,000	10,804
Macauto Industrial Co. Ltd.		3,000	12,928
Makalot Industrial Co. Ltd.		9,000	64,640
Merida Industry Co. Ltd.		8,000	62,803
PChome Online, Inc.		4,000	51,940
Pixart Imaging, Inc.		8,000	26,700
Silicon Motion Technology Corp. - ADR		1,832	49,244
Tung Thih Electronic Co. Ltd.		19,000	77,025
Vanguard International Semiconductor Corp.		29,000	49,117
			604,887
Thailand	3.1%
Beauty Community PCL - REG		49,500	65,032
Srisawad Power 1979 PCL - Class F(a)		50,200	60,166
Thai Union Frozen Products PCL - REG		73,900	45,648
			170,846
Turkey	2.9%
Aselsan Elektronik Sanayi Ve Ticaret A.S.		15,714	74,529
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. - Class D(a)		48,182	31,104
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.		13,961	18,522
Yazicilar Holding A.S. - Class A		4,260	35,337
			159,492

See Notes to Financial Statements

12

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Arab Emirates	1.6%
Al Noor Hospitals Group PLC		4,129	$62,079
NMC Health PLC		2,481	24,435
			86,514
United Kingdom	0.7%
Acacia Mining PLC		9,638	37,440
TOTAL COMMON STOCKS (Cost $4,100,062)			4,573,031
EQUITY-LINKED SECURITIES	16.9%
China	2.3%
Henan Pinggao Electric Co. Ltd., Issued by Deutsche Bank A.G.London, Maturity Date 2/18/25		14,169	47,355
Shanghai Jahwa United Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 3/20/20		4,000	27,440
Sinotrans Air Transportation Development Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 1/21/20		14,075	56,054
			130,849
India	7.5%
City Union Bank Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 12/17/19		31,791	49,214
Fortis Healthcare Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/7/20(a)		25,398	66,742
Jyothy Laboratories Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 12/13/17		8,443	36,056
LIC Housing Finance Ltd., Issued by Standard Chartered Bank, Maturity Date 3/8/18		7,905	55,247
NCC Ltd., Issued by Deutsche Bank A.G. London, Maurity Date 1/4/18(b)		21,857	39,112
Prestige Estates, Issued by Deutsche Bank A.G. London, Maturity Date 11/6/20		9,342	40,028
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 12/17/19		2,597	46,211
Sintex Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 11/10/20		18,916	36,462
Yes Bank Ltd., Issued by CLSA Global Markets Pte Ltd., Maturity Date 11/25/19		3,938	51,262
			420,334
Ireland	7.1%
Aisino Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		9,740	77,909
Beiqi Foton Motor Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		29,701	36,171
Fuyao Glass Industry Group Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 11/25/15		31,757	85,698
Glenmark Pharmaceuticals Ltd., Issued by Standard Chartered Bank, Maturity Date 7/13/19		4,961	62,469

See Notes to Financial Statement

13

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Huangshan Tourism Development Co. Ltd., Issued by Standard Chartered Bank, Maturity Date 12/9/19		21,428	$67,122
SKS Microfinance Ltd., Issued by Standard Chartered Bank, Maturity Date 12/19/19(a)		8,717	63,721
			393,090
TOTAL EQUITY-LINKED SECURITIES (Cost $795,789)			944,273
PREFERRED STOCKS	1.5%
Brazil	1.5%
Suzano Papel e Celulose S.A. - Class A		17,924	83,062
TOTAL PREFERRED STOCKS (Cost $75,021)			83,062
TOTAL INVESTMENTS
(Cost $4,970,872)	100.4%		5,600,366
NET OTHER ASSETS (LIABILITIES)	(0.4)%		(22,432)
NET ASSETS	100.0%		$5,577,934

(a)	Non-income producing security.
(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At March 31, 2015 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	14.5%
Consumer Staples	8.3
Energy	0.3
Financials	25.2
Health Care	8.6
Industrials	12.3
Information Technology	21.3
Materials	8.6
Telecommunication Services	1.3
Total	100.4%

See Notes to Financial Statements

14

ADVISERS INVESTMENT TRUST JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

Market Exposure
Equity and Equity-Linked Securities	% of Net Assets
Diversified Financial Services	9.9%
Real Estate	7.1
Banks	5.6
Computers	5.3
Pharmaceuticals	4.7
Retail	4.5
Miscellaneous Manufacturing	4.5
Semiconductors	4.0
Auto Parts & Equipment	3.8
Electronics	3.7
Internet	2.8
Healthcare Services	2.7
Insurance	2.7
Engineering & Construction	2.6
Aerospace/Defense	2.5
Food	2.4
Leisure Time	2.3
Mining	2.2
Software	2.2
Telecommunications	2.1
Holding Companies - Diversified	2.0
Electrical Component and Equipment	1.9
Chemicals	1.8
Iron/Steel	1.5
Metal Fabricate/Hardware	1.5
Forest Products & Paper	1.5
Home Builders	1.4
Cosmetics/Personal Care	1.2
Apparel.	1.2
Healthcare Products	1.2
Beverages	1.0
Transportation	1.0
Machinery - Diversified.	1.0
Media	0.8
Airlines	0.7
Auto Manufacturers	0.7
Household Products/Wares	0.6
Agriculture	0.6
Distribution/Wholesale	0.5
Packaging & Containers	0.4
Oil & Gas	0.3
Total	100.4%

5 Largest Security Positions
Issuer	% of Net Assets
Hanmi Pharm Co. Ltd.	2.1%
OCI Materials Co. Ltd.	2.0
China Everbright Ltd..	2.0
China Taiping Insurance Holdings Co. Ltd.	1.7
Karex Bhd.	1.6
Total	9.4%

See Notes to Financial Statements

15

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	91.0%
Australia	3.0%
Newcrest Mining Ltd.(a)		709,040	$7,187,530
China	6.4%
Great Wall Motor Co. Ltd. - Class H		1,050,366	7,384,317
Tencent Holdings Ltd.		414,713	7,839,997
			15,224,314
Finland	2.9%
Nokia OYJ		909,106	6,944,622
Hong Kong	3.0%
China Mobile Ltd.		541,650	7,060,386
Ireland	9.1%
Endo International PLC(a)		85,938	7,708,639
Jazz Pharmaceuticals PLC(a)		40,455	6,990,219
Shire PLC		88,610	7,046,298
			21,745,156
Japan	6.3%
Japan Exchange Group, Inc.		254,765	7,390,085
Omron Corp.		171,108	7,722,011
			15,112,096
Netherlands	2.9%
NXP Semiconductors N.V.(a)		68,793	6,904,066
Singapore	3.1%
Avago Technologies Ltd.		57,405	7,289,287
South Korea	3.0%
SK Hynix, Inc.		174,073	7,117,055
Switzerland	3.1%
Actelion Ltd. - REG(a)		63,025	7,297,457
Taiwan	5.7%
Inotera Memories, Inc.(a)		5,099,338	6,771,585
MediaTek, Inc.		504,062	6,813,590
			13,585,175
United Kingdom	6.4%
Fiat Chrysler Automobiles N.V.(a)		481,691	7,856,380
Reckitt Benckiser Group PLC		85,692	7,344,160
			15,200,540
United States	36.1%
Actavis PLC(a)		25,040	7,452,405
Biogen, Inc.(a)		16,602	7,010,028
Energizer Holdings, Inc.		52,155	7,199,998
Gilead Sciences, Inc.(a)		72,459	7,110,402
Google, Inc. - Class C(a)		13,000	7,124,000
Mallinckrodt PLC(a)		56,895	7,205,752

See Notes to Financial Statements

16

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Micron Technology, Inc.(a)		258,609	$7,016,062
Qorvo, Inc.(a)		78,270	6,238,118
Twenty-First Century Fox, Inc. - Class A		212,578	7,193,640
Valeant Pharmaceuticals International, Inc.(a)		36,349	7,219,638
Valero Energy Corp.		122,512	7,794,213
Walgreens Boots Alliance, Inc.		86,476	7,322,788
			85,887,044
TOTAL COMMON STOCKS (Cost $195,156,697)			216,554,728
MASTER LIMITED PARTNERSHIPS	3.0%
United States	3.0%
Blackstone Group (The) L.P.		185,395	7,210,012
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,247,040)			7,210,012
TOTAL INVESTMENTS
(Cost $201,403,737)	94.0%		223,764,740
NET OTHER ASSETS (LIABILITIES)	6.0%		14,301,447
NET ASSETS	100.0%		$238,066,187

(a) Non-income producing security.

At March 31, 2015 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	9.4%
Consumer Staples	9.2
Energy	3.3
Financials	6.1
Health Care	27.3
Information Technology	32.7
Materials	3.0
Telecommunication Services	3.0
Total	94.0%

See Notes to Financial Statements

17

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Pharmaceuticals	21.4%
Semiconductors	17.6
Telecommunications	8.5
Auto Manufacturers	6.4
Internet	6.3
Biotechnology	5.9
Oil & Gas	3.3
Electronics	3.3
Diversified Financial Services	3.1
Household Products/Wares	3.1
Retail	3.1
Private Equity	3.0
Electrical Component & Equipment	3.0
Media	3.0
Mining	3.0
Total	94.0%

5 Largest Security Positions
Issuer	% of Net Assets
Fiat Chrysler Automobiles N.V	3.3%
Tencent Holdings Ltd.	3.3
Valero Energy Corp.	3.3
Omron Corp.	3.2
Endo International PLC	3.2
Total	16.3%

See Notes to Financial Statements

18

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	91.7%
Australia	2.9%
Newcrest Mining Ltd.(a)		6,359,323	$64,464,381
Canada	2.8%
Valeant Pharmaceuticals International, Inc.(a)		307,645	60,776,010
China	6.2%
Great Wall Motor Co. Ltd. - Class H		9,854,078	69,276,456
Tencent Holdings Ltd.		3,551,493	67,139,673
			136,416,129
Finland	2.8%
Nokia OYJ		8,153,496	62,284,211
France	2.9%
L’Oreal S.A.		344,553	63,440,653
Germany	9.0%
GEA Group A.G.		1,357,678	65,664,417
Henkel A.G. & Co. KGaA		643,204	66,522,836
Symrise A.G.		1,051,626	66,516,403
			198,703,656
Hong Kong	2.9%
China Mobile Ltd.		4,854,208	63,274,409
Ireland	9.0%
Endo International PLC(a)		758,785	68,063,014
Jazz Pharmaceuticals PLC(a)		384,406	66,421,513
Shire PLC		807,048	64,176,735
			198,661,262
Italy	3.1%
EXOR S.p.A.		1,524,460	69,184,868
Japan	18.1%
Daiwa Securities Group, Inc.		8,394,508	66,157,944
FANUC Corp.		294,749	64,410,521
Japan Exchange Group, Inc.		2,269,665	65,837,209
Omron Corp.		1,534,661	69,258,421
Sysmex Corp.		1,206,364	67,053,911
Yaskawa Electric Corp.		4,533,649	66,448,267
			399,166,273
Netherlands	2.8%
NXP Semiconductor N.V.(a)		615,768	61,798,477
Singapore	2.9%
Avago Technologies Ltd.		501,122	63,632,472
South Korea	2.9%
SK Hynix, Inc.		1,588,477	64,945,615

See Notes to Financial Statements

19

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Switzerland	9.0%
Actelion Ltd. - REG(a)		560,957	$64,951,362
Novartis A.G. - REG		652,393	64,514,594
Roche Holding A.G. (Genusschein)		248,196	68,438,235
			197,904,191
Taiwan	2.7%
Inotera Memories, Inc.(a)		44,473,082	59,057,326
United Kingdom	8.7%
3i Group PLC		8,780,170	62,796,409
ITV PLC		17,061,932	63,979,808
Reckitt Benckiser Group PLC		767,017	65,736,540
			192,512,757
United States.	3.0%
Mallinckrodt PLC(a)		520,388	65,907,140
TOTAL COMMON STOCKS (Cost $1,716,725,131)			2,022,129,830
TOTAL INVESTMENTS
(Cost $1,716,725,131)	91.7%		2,022,129,830
NET OTHER ASSETS (LIABILITIES)	8.3%		181,956,897
NET ASSETS	100.0%		$2,204,086,727

(a) Non-income producing security.

At March 31, 2015 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	6.0%
Consumer Staples	8.9
Financials	12.0
Health Care	26.8
Industrials	5.9
Information Technology	23.3
Materials	5.9
Telecommunication Services	2.9
Total	91.7%

See Notes to Financial Statements

20

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Pharmaceuticals	23.7%
Semiconductors	11.3
Electronics	6.2
Household Products/Wares	6.0
Diversified Financial Services	6.0
Telecommunications	5.7
Auto Manufacturers	3.1
Investment Companies	3.1
Internet	3.1
Healthcare-Products	3.0
Chemicals	3.0
Holding Companies-Diversified	3.0
Mining	2.9
Machinery-Diversified	2.9
Media	2.9
Cosmetics/Personal Care	2.9
Private Equity	2.9
Total	91.7%

5 Largest Security Positions
Issuer	% of Net Assets
Great Wall Motor Co. Ltd. - Class H	3.2%
Omron Corp.	3.1
EXOR S.p.A.	3.1
Roche Holding A.G. (Genusschein)	3.1
Endo International PLC	3.1
Total	15.6%

See Notes to Financial Statements

21

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.9%
Australia	1.8%
Bradken Ltd.		597,725	$832,990
SAI Global Ltd.		407,145	1,279,610
			2,112,600
Austria	1.3%
Semperit A.G. Holding		31,860	1,495,689
Brazil	1.2%
Fleury S.A.		275,243	1,379,859
Canada	4.4%
Heroux-Devtek, Inc.(a)		209,119	1,651,092
Laurentian Bank of Canada		40,583	1,513,992
Stella-Jones, Inc.		59,445	1,866,119
			5,031,203
China	2.9%
Dalian Refrigeration Co. Ltd. - Class B		1,852,986	1,782,705
Dongyue Group Ltd.		4,272,000	1,544,420
			3,327,125
Finland	2.9%
Amer Sports OYJ		76,831	1,651,750
Vaisala OYJ - Class A		58,968	1,654,310
			3,306,060
France	5.0%
Rubis S.C.A.		25,391	1,613,227
Saft Groupe S.A.		42,134	1,550,658
Touax S.A.		46,488	770,766
Virbac S.A.		7,492	1,770,485
			5,705,136
Germany	5.2%
Carl Zeiss Meditec A.G. - Bearer		55,270	1,445,854
Drillisch A.G.		34,983	1,371,589
Gerresheimer A.G.		32,062	1,770,435
KWS Saat A.G.		4,736	1,377,328
			5,965,206
Hong Kong	9.5%
Mandarin Oriental International Ltd.		1,068,750	1,697,273
Pico Far East Holdings Ltd.		6,378,000	1,473,432
SmarTone Telecommunications Holdings Ltd.		704,500	1,342,159
Vinda International Holdings Ltd.		1,085,000	1,769,599
Vitasoy International Holdings Ltd.		1,173,000	1,830,517
Wasion Group Holdings Ltd.		1,317,000	1,590,188
Yip’s Chemical Holdings Ltd.		1,967,000	1,107,214
			10,810,382

See Notes to Financial Statements

22

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Indonesia	2.0%
Bank Bukopin Tbk PT		22,478,709	$1,219,549
Wijaya Karya Persero Tbk PT		4,038,100	1,077,618
			2,297,167
Ireland	2.6%
FBD Holdings PLC		104,976	1,129,416
FBD Holdings PLC - Dublin Exchange		8,677	94,232
Grafton Group PLC		144,003	1,730,450
			2,954,098
Italy	4.4%
Banca IFIS S.p.A.		83,804	1,750,611
Cembre S.p.A.		118,279	1,795,467
MARR S.p.A.		83,925	1,435,412
			4,981,490
Japan	13.8%
Ariake Japan Co. Ltd.		59,700	2,052,448
CKD Corp.		160,100	1,502,002
Daiseki Co. Ltd.		96,900	1,750,408
GMO internet, Inc.		139,200	1,713,431
Kintetsu World Express, Inc.		34,300	1,542,723
Lintec Corp.		64,100	1,527,570
Mani, Inc.		22,000	1,594,787
Optex Co. Ltd.		32,100	657,108
Seria Co. Ltd.		48,600	1,758,336
Transcosmos, Inc.		78,200	1,650,042
			15,748,855
Malaysia	1.3%
Coastal Contracts Bhd.		1,892,300	1,478,149
Netherlands	2.8%
Corbion N.V.		82,020	1,558,809
KAS Bank N.V. - CVA		121,245	1,606,842
			3,165,651
Norway	1.6%
Borregaard ASA		249,558	1,843,097
Singapore	2.9%
Super Group Ltd.		1,701,100	1,846,081
Tat Hong Holdings Ltd.		2,931,300	1,426,207
			3,272,288
South Korea	4.8%
Bioland Ltd.		42,494	1,047,245
Choong Ang Vaccine Laboratory		119,396	1,703,249
Han Kuk Carbon Co. Ltd.		219,604	1,459,376
Lotte Food Co. Ltd.		2,065	1,307,348
			5,517,218

See Notes to Financial Statements

23

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Spain	1.2%
Construcciones y Auxiliar de Ferrocarriles S.A.		3,991	$1,326,873
Sweden	6.5%
Avanza Bank Holding AB		38,062	1,328,012
BioGaia AB - Class B		59,500	1,364,613
Industrial & Financial Systems - Class B		49,461	1,612,997
Kabe Husvagnar AB - Class B		113,019	1,400,789
Mekonomen AB		62,921	1,661,797
			7,368,208
Switzerland	2.8%
LEM Holding S.A. - REG		2,007	1,649,204
Valiant Holding A.G. - REG		18,356	1,549,567
			3,198,771
Taiwan	4.1%
Nak Sealing Technologies Corp.		478,000	1,571,781
Sinmag Equipment Corp.		257,660	1,518,347
Youngtek Electronics Corp.		718,305	1,534,146
			4,624,274
Thailand	1.0%
Khon Kaen Sugar Industry PCL		7,717,200	1,152,600
United Kingdom	8.9%
A.G. Barr PLC		164,852	1,489,084
BBA Aviation PLC		307,851	1,535,332
Dart Group PLC		324,200	1,741,114
Gooch & Housego PLC		145,557	1,501,367
PayPoint PLC		130,231	1,581,559
Porvair PLC		360,000	1,602,408
Rathbone Brothers PLC		22,551	693,537
			10,144,401
TOTAL COMMON STOCKS (Cost $111,121,804)			108,206,400
PREFERRED STOCKS	3.1%
Brazil	1.3%
Alpargatas S.A.		477,960	1,466,130
Germany	1.8%
Draegerwerk A.G. & Co. KGaA		16,158	2,016,101
TOTAL PREFERRED STOCKS (Cost $3,415,868)			3,482,231
TOTAL INVESTMENTS
(Cost $114,537,672)	98.0%		111,688,631
NET OTHER ASSETS (LIABILITIES)	2.0%		2,337,245
NET ASSETS	100.0%		$114,025,876

(a) Non-income producing security.

See Notes to Financial Statements

24

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

At March 31, 2015 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	9.8%
Consumer Staples	14.8
Financials	9.6
Health Care	11.4
Industrials	28.5
Information Technology	11.9
Materials	8.2
Telecommunication Services	2.4
Utilities	1.4
Total	98.0%

See Notes to Financial Statements

25

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Chemicals	9.1%
Diversified Financial Services	6.1
Food	5.6
Electronics	4.9
Miscellaneous Manufacturing	4.7
Healthcare-Products	4.4
Pharmaceuticals	4.2
Machinery-Diversified	4.2
Banks	3.8
Telecommunications	3.7
Transportation	3.2
Retail	3.1
Electrical Component & Equipment	2.9
Beverages	2.9
Software	2.9
Auto Parts & Equipment	2.8
Aerospace/Defense	2.8
Distribution/Wholesale	2.5
Building Materials	1.6
Packaging & Containers	1.6
Cosmetics/Personal Care	1.6
Environmental Control	1.5
Airlines	1.5
Internet	1.5
Lodging	1.5
Leisure Time	1.5
Gas	1.4
Semiconductors	1.4
Shipbuilding	1.3
Commercial Services	1.3
Apparel	1.3
Healthcare-Services	1.2
Media	1.1
Insurance	1.1
Engineering & Construction	0.9
Biotechnology	0.9
Total	98.0%

5 Largest Security Positions
Issuer	% of Net Assets
Ariake Japan Co. Ltd	1.8%
Draegerwerk A.G. & Co. KGaA	1.8
Stella-Jones, Inc.	1.6
Super Group Ltd.	1.6
Borregaard ASA	1.6
Total	8.4%

See Notes to Financial Statements

26

ADVISERS INVESTMENT TRUST JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.9%
Ireland	1.7%
Jazz Pharmaceuticals PLC(a)		535	$92,443
United States	96.2%
Allison Transmission Holdings, Inc.		4,558	145,583
AMC Networks, Inc. - Class A(a)		1,094	83,844
Artisan Partners Asset Management, Inc. - Class A		3,124	142,017
BioMarin Pharmaceutical, Inc.(a)		731	91,097
BorgWarner, Inc.		1,848	111,767
Cogent Communications Holdings, Inc.		6,118	216,149
CoStar Group, Inc.(a)		427	84,473
Dealertrack Technologies, Inc.(a)		1,750	67,410
Envision Healthcare Holdings, Inc.(a)		2,992	114,743
Esterline Technologies Corp.(a)		898	102,749
First American Financial Corp.		4,166	148,643
First Republic Bank		3,334	190,338
FirstMerit Corp.		6,639	126,539
FMC Corp.		1,550	88,737
Fortinet, Inc.(a)		3,353	117,187
Guidewire Software, Inc.(a)		1,766	92,909
HD Supply Holdings, Inc.(a)		3,937	122,657
Helmerich & Payne, Inc.		1,712	116,536
Hill-Rom Holdings, Inc.		2,029	99,421
IBERIABANK Corp.		838	52,819
Imperva, Inc.(a)		2,423	103,462
Jacobs Engineering Group, Inc.(a)		1,520	68,643
Jarden Corp.(a)		2,676	141,560
Jones Lang LaSalle, Inc.		646	110,078
Juniper Networks, Inc.		5,839	131,845
Lennar Corp. - Class A		2,218	114,915
Marketo, Inc.(a)		2,861	73,299
Martin Marietta Materials, Inc.		863	120,647
Molina Healthcare, Inc.(a)		1,557	104,771
Newfield Exploration Co.(a)		1,385	48,600
Old Dominion Freight Line, Inc.(a)		1,888	145,942
Orbital ATK, Inc.		1,192	91,343
Pacira Pharmaceuticals, Inc.(a)		708	62,906
Pinnacle Foods, Inc.		3,807	155,364
PVH Corp.		885	94,306
Raymond James Financial, Inc.		1,471	83,523
Regal Entertainment Group - Class A		2,736	62,490
Reinsurance Group of America, Inc.		904	84,244
Ruckus Wireless, Inc.(a)		6,128	78,867
Signet Jewelers Ltd.		891	123,662
Starz - Class A(a)		1,672	57,534
Tenet Healthcare Corp.(a)		1,631	80,751

See Notes to Financial Statements

27

ADVISERS INVESTMENT TRUST JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tiffany & Co.		1,193	$104,996
Torchmark Corp.		949	52,119
Vantiv, Inc. - Class A(a)		2,654	100,056
WEX, Inc.(a)		936	100,489
WhiteWave Foods (The) Co.(a)		3,558	157,762
Woodward, Inc.		2,577	131,453
Wright Medical Group, Inc.(a)		3,934	101,497
			5,202,742
TOTAL COMMON STOCKS (Cost $4,956,106)			5,295,185
TOTAL INVESTMENTS
(Cost $4,956,106)	97.9%		5,295,185
NET OTHER ASSETS (LIABILITIES)	2.1%		112,715
NET ASSETS	100.0%		$5,407,900

(a) Non-income producing security.

At March 31, 2015 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.5%
Consumer Staples	5.8
Energy	3.1
Financials	18.3
Health Care	13.8
Industrials	14.9
Information Technology	17.6
Materials	3.9
Telecommunication Services	4.0
Total	97.9%

See Notes to Financial Statements

28

ADVISERS INVESTMENT TRUST JOHCM US SMALL MID CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

Market Exposure
Equity Securities	% of Net Assets
Banks	6.8%
Telecommunications	6.1
Retail	6.0
Food	5.8
Healthcare-Services	5.5
Internet	5.3
Commercial Services	5.3
Insurance	5.3
Software	4.9
Auto Parts & Equipment	4.8
Diversified Financial Services	4.2
Healthcare-Products	3.7
Aerospace/Defense	3.6
Oil & Gas	3.0
Pharmaceuticals	2.9
Transportation	2.7
Leisure Time	2.6
Media	2.6
Electronics	2.4
Distribution/Wholesale	2.3
Building Materials	2.2
Home Builders	2.1
Real Estate	2.0
Biotechnology	1.7
Chemicals	1.6
Engineering & Construction	1.3
Entertainment	1.2
Total	97.9%

5 Largest Security Positions
% of
Issuer	Net Assets
Cogent Communications Holdings, Inc	4.0%
First Republic Bank	3.5
WhiteWave Foods (The) Co	2.9
Pinnacle Foods, Inc	2.9
First American Financial Corp	2.8
Total	16.1%

See Notes to Financial Statements

29

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2015 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund
Assets:
Investments, at cost	$77,461,817	$73,500,089	$4,970,872
Investments, at value	$80,387,938	$75,946,746	$5,600,366
Cash	14,220,516	2,232,203	—
Foreign currency(a)	9,986	30	88
Receivable for dividends	43,937	179,854	5,463
Reclaims receivable	—	4,899	—
Receivable for investments sold	78,707	—	108,991
Receivable for capital shares sold	5,534,545	3,006,000	—
Receivable from service providers	5,997	7,951	16,899
Prepaid expenses	29,570	22,891	11,493
Total Assets	100,311,196	81,400,574	5,743,300
Liabilities:
Cash overdraft	—	—	13,202
Securities purchased payable	575,267	—	102,700
Capital shares redeemed payable	—	—	—
Investment advisory fees payable	74,912	69,131	5,964
Accounting and Administration fees payable	44,753	64,588	38,466
Regulatory and Compliance fees payable	6,183	7,091	318
Risk Officer fees payable	1,073	1,460	40
Shareholder servicing fees payable	1,250	413	—
Trustees fees payable	28	58	14
Accrued expenses and other payable	9,080	12,449	4,662
Total Liabilities	712,546	155,190	165,366
Net Assets	$99,598,650	$81,245,384	$5,577,934

Net Assets:
Paid in capital	$97,370,437	$77,813,996	$5,010,000
Accumulated net investment income (loss)	(210,847)	(242,168)	(13,012)
Accumulated net realized gains (losses)	(486,248)	1,228,768	(48,452)
Unrealized appreciation (depreciation)	2,925,308	2,444,788	629,398
Net Assets	$99,598,650	$81,245,384	$5,577,934

Net Assets:
Class I	$6,650,024	$300,937	$11,130
Class II	1,024,770	250,121	—
Institutional Class	91,923,856	80,694,326	5,566,804
Share of Common Stock Outstanding:
Class I	619,989	27,449	1,000
Class II	95,780	22,816	—
Institutional Class	8,575,338	7,352,375	500,000
Net Asset Value per Share:
Class I	$10.73	$10.96	$11.13
Class II	10.70	10.96	—
Institutional Class	10.72	10.98	11.13

(a) The cost of foreign currency is $10,731, $30, $88, $13, $5, $12,451 and $0, respectively.

See Notes to Financial Statements

30

JOHCM Global Equity Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund

$201,403,737	$1,716,725,131	$114,537,672	$4,956,106
$223,764,740	$2,022,129,830	$111,688,631	$5,295,185
20,351,808	146,000,993	3,375,895	102,063
13	5	12,451	—
177,493	2,981,537	431,080	2,075
9,722	1,417,608	77,931	—
—	—	462,546	33,882
438,000	36,127,802	—	—
3,101	—	4,206	16,632
15,724	84,269	27,292	11,206
244,760,601	2,208,742,044	116,080,032	5,461,043

—	—	—	—
6,390,552	1,481,782	1,864,618	—
—	844,350	9,530	—
183,100	1,531,688	97,464	3,850
69,767	421,044	39,882	44,753
17,750	160,665	9,413	309
2,591	25,896	1,681	70
15,975	38,821	12,008	—
83	804	59	6
14,596	150,267	19,501	4,155
6,694,414	4,655,317	2,054,156	53,143
$238,066,187	$2,204,086,727	$114,025,876	$5,407,900

$216,283,296	$1,866,271,825	$117,785,030	$5,010,000
(169,065)	(5,348,564)	21,188	9,950
(406,371)	37,894,408	(920,010)	48,871
22,358,327	305,269,058	(2,860,332)	339,079
$238,066,187	$2,204,086,727	$114,025,876	$5,407,900

$68,741,198	$2,099,669,483	$51,514,186	$10,790
—	104,417,244	365,824	—
169,324,989	—	62,145,866	5,397,110

4,658,491	102,181,013	5,091,998	1,000
—	5,066,416	35,952	—
11,464,815	—	6,148,621	500,000

$14.76	$20.55	$10.12	$10.79
—	20.61	10.18	—
14.77	—	10.11	10.79

See Notes to Financial Statements

31

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2015 (Unaudited)

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Emerging Markets Small Mid Cap Equity Fund(a)
Investment Income:
Dividend (Net of foreign withholding tax of
$23,515, $85,584, $1,755, $19,944, $886,010,
$64,926 and $0)	$169,072	$395,524	$9,975
Interest	—	1	77
Total investment income	169,072	395,525	10,052
Operating expenses:
Investment advisory	319,581	441,337	19,467
Servicing Fee — Class I	750	61	—
Servicing Fee — Class II	335	191	—
Accounting and Administration	67,315	89,467	38,466
Regulatory and Compliance	11,468	16,761	397
Risk Officer	965	1,450	40
Insurance	506	650	31
Trustees	296	458	24
Legal	1,114	1,694	3,112
Registration	25,181	27,617	13,104
Printing	891	1,354	2,188
Other	4,141	6,427	848
Total expenses before fee reductions	432,543	587,467	77,677
Expenses reduced by Service Providers	(52,626)	(44,732)	(54,613)
Net expenses	379,917	542,735	23,064
Net investment income (loss)	(210,845)	(147,210)	(13,012)
Realized and Unrealized Gains (Losses) from
Investment Activities:
Net realized gains (losses) from investment transactions	(417,190)	1,348,683	(35,756)
Net realized gains (losses) from foreign currency transactions	(10,851)	(74,102)	(12,696)
Change in unrealized appreciation (depreciation) on investments	4,014,092	2,406,515	629,494
Change in unrealized appreciation (depreciation) on foreign currency	(798)	(3,572)	(96)
Net realized and unrealized gains (losses) from investment activities	3,585,253	3,677,524	580,946
Change in Net Assets Resulting from Operations	$3,374,408	$3,530,314	$567,934

(a) For the period from December 17, 2014, commencement of operations, to March 31, 2015.

(b) For the period from October 31, 2014, commencement of operations, to March 31, 2015.

See Notes to Financial Statements

32

JOHCM Global Equity Fund	JOHCM International Select Fund	JOHCM International Small Cap Equity Fund	JOHCM US Small Mid Cap Equity Fund(b)

$606,706	$7,588,367	$742,506	$30,565
—	—	—	—
606,706	7,588,367	742,506	30,565
738,155	6,872,841	518,489	17,705
26,763	—	23,105	—
—	55,805	818	—
67,315	601,172	67,314	55,109
30,123	302,591	19,523	644
2,549	25,559	1,678	70
1,447	20,757	831	31
759	7,881	525	29
2,922	29,576	1,951	3,608
26,691	66,160	29,171	16,632
2,338	23,661	1,561	2,438
9,540	80,993	6,499	888
908,602	8,086,996	671,465	97,154
(42,914)	—	(35,411)	(76,539)
865,688	8,086,996	636,054	20,615
(258,982)	(498,629)	106,452	9,950

809,297	57,097,625	(700,883)	48,871

(111,763)	(1,141,142)	(73,351)	—

14,378,811	125,597,501	1,935,036	339,079

(1,825)	(92,677)	(3,761)	—

15,074,520	181,461,307	1,157,041	387,950
$14,815,538	$180,962,678	$1,263,493	$397,900

See Notes to Financial Statements

33

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2015 (Unaudited) or for the year ended September 30, 2014

	JOHCM Asia Ex-Japan Equity Fund		JOHCM Emerging Markets Opportunities Fund		JOHCM Emerging Markets Small Mid Cap Equity Fund
	March 31, 2015	Sept. 30, 2014(a)	March 31, 2015	Sept. 30, 2014	March 31, 2015(b)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(210,845)	$88,131	$(147,210)	$953,729	$(13,012)
Net realized gains (losses) from investments and foreign currency transactions	(428,041)	(81,738)	1,274,581	1,753,529	(48,452)
Change in unrealized appreciation (depreciation) on investments and foreign currency	4,013,294	(1,087,986)	2,402,943	(11,153)	629,398
Change in net assets resulting from operations	3,374,408	(1,081,593)	3,530,314	2,696,105	567,934
Dividends paid to shareholders:
From net investment income
Class I	(1,790)	—	(7,268)	— (d)	—
Class II	(1,422)	—	(2,546)	(56)	—
Institutional Class	(97,992)	—	(938,247)	(9,193)	—
From net realized gains
Class I	—	—	(14,820)	—	—
Class II	—	—	(5,751)	—	—
Institutional Class	—	—	(1,857,346)	—	—
Total dividends paid to shareholders	(101,204)	—	(2,825,978)	(9,249)	—
Capital Transactions:
Change in net assets from capital transactions from Class I transactions	6,309,311	300,000	14,467	282,210	10,000
Change in net assets from capital transactions from Class II transactions	672,186	300,000	34,194	210,832	—
Change in net assets from capital transactions from Institutional Class transactions	45,625,542	44,200,000	(7,656,782)	83,429,065	5,000,000
Change in net assets from capital transactions	52,607,039	44,800,000	(7,608,121)	83,922,107	5,010,000
Change in net assets	55,880,243	43,718,407	(6,903,785)	86,608,963	5,577,934
Net Assets:
Beginning of period	43,718,407	—	88,149,169	1,540,206	—
End of period.	$99,598,650	$43,718,407	$81,245,384	$88,149,169	$5,577,934
Accumulated net investment income (loss)	$(210,847)	$101,202	$(242,168)	$853,103	$(13,012)

(a)	For the period from March 28, 2014, commencement of operations, to September 30, 2014.
(b)	For the period from December 17, 2014, commencement of operations, to March 31, 2015.
(c)	For the period from October 31, 2014, commencement of operations, to March 31, 2015.
(d)	Amount was less than $1.

34

JOHCM Global Equity Fund		JOHCM International Select Fund		JOHCM International Small Cap Equity Fund		JOHCM US Small Mid Cap Equity Fund
March 31, 2015	Sept. 30, 2014	March 31, 2015	Sept. 30, 2014	March 31, 2015	Sept. 30, 2014	March 31, 2015(c)

$(258,982)	$137,897	$(498,629)	$6,115,839	$106,452	$979,484	$9,950

697,534	(786,523)	55,956,483	38,234,660	(774,234)	404,400	48,871

14,376,986	7,409,506	125,504,824	69,401,445	1,931,275	(4,791,607)	339,079

14,815,538	6,760,880	180,962,678	113,751,944	1,263,493	(3,407,723)	397,900

—	(111)	(9,804,229)	(2,816,436)	(438,989)	—	—
—	—	(260,661)	(36,148)	—	(38)	—
(26,025)	(8,515)	—	—	(518,139)	(9,748)	—

(100,337)	(705)	(44,733,301)	—	(306,741)	—	—
—	—	(1,386,645)	—	(2,214)	—	—
(169,692)	(41,786)	—	—	(347,986)	—	—
(296,054)	(51,117)	(56,184,836)	(2,852,584)	(1,614,069)	(9,786)	—

29,944,733	32,296,396	669,363,580	608,205,579	8,973,954	44,611,201	10,000

—	—	68,587,053	12,803,412	(6,386,578)	7,097,693	—

109,085,700	34,956,457	—	—	10,725,741	52,771,950	5,000,000
139,030,433	67,252,853	737,950,633	621,008,991	13,313,117	104,480,844	5,010,000
153,549,917	73,962,616	862,728,475	731,908,351	12,962,541	101,063,335	5,407,900

84,516,270	10,553,654	1,341,358,252	609,449,901	101,063,335	—	—
$238,066,187	$84,516,270	$2,204,086,727	$1,341,358,252	$114,025,876	$101,063,335	$5,407,900

$(169,065)	$115,942	$(5,348,564)	$5,214,955	$21,188	$871,864	$9,950

See Notes to Financial Statements

35

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I		Class II		Institutional Class
JOHCM Asia Ex-Japan Equity Fund	Six Months Ended March 31, 2015 (Unaudited)	Period Ended Sept. 30, 2014(a)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended Sept. 30, 2014(a)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended Sept. 30, 2014(b)
Net asset value, beginning of period	$10.13	$10.27	$10.13	$10.27	$10.13	$10.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.05)	0.04	(0.05)	0.04	(0.04)	0.05
Net realized and unrealized gains (losses)	0.67	(0.18)	0.64	(0.18)	0.65	0.08
Total from investment operations	0.62	(0.14)	0.59	(0.14)	0.61	0.13
Less distributions paid:
From net investment income	(0.02)	—	(0.02)	—	(0.02)	—
Total distributions paid	(0.02)	—	(0.02)	—	(0.02)	—
Change in net asset value	0.60	(0.14)	0.57	(0.14)	0.59	0.13
Net asset value, end of period	$10.73	$10.13	$10.70	$10.13	$10.72	$10.13

Total return(d)	6.11%	(1.36%)	5.80%	(1.36%)	6.02%	1.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,650	$296	$1,025	$296	$91,924	$43,127
Ratio of net expenses to average net assets(e)	1.39%	1.39%	1.54%	1.54%	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.87%)	1.41%	(0.94%)	1.26%	(0.71%)	0.98%
Ratio of gross expenses to average net assets(e)	1.51%	4.62%	1.58%	4.77%	1.47%	2.61%
Portfolio turnover rate(d)(f)	12.98%	20.98%	12.98%	20.98%	12.98%	20.98%

(a)	For the period from June 26, 2014, commencement of operations, to September 30, 2014.
(b)	For the period from March 28, 2014, commencement of operations, to September 30, 2014.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

36

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I					Class II
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2015 (Unaudited)		Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)		Six Months Ended March 31, 2015 (Unaudited)		Period Ended Sept. 30, 2014(c)
Net asset value, beginning of period	$10.89		$10.27	$10.00		$10.87		$10.82
Income (loss) from operations:
Net investment income (loss)(d)	(0.01)		0.23	0.01		(0.05)		0.09
Net realized and unrealized gains (losses)	0.50		0.45	0.26		0.54		0.02
Total from investment operations	0.49		0.68	0.27		0.49		0.11
Less distributions paid:
From net investment income	(0.14)		(0.06)	—		(0.12)		(0.06)
From net realized gains	(0.28)		—	—		(0.28)		—
Total distributions paid	(0.42)		(0.06)	—		(0.40)		(0.06)
Change in net asset value	0.07		0.62	0.27		0.09		0.05
Net asset value, end of period	$10.96		$10.89	$10.27		$10.96		$10.87

Total return(e)	4.68%		6.63%	2.70%		4.74%		1.02%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$301		$288	$—	(f)	$250		$218
Ratio of net expenses to average net assets	1.39	%(g)	1.39%	1.39	%(g)	1.49	%(g)	1.54	%(g)
Ratio of net investment income (loss) to average net assets	(0.14	%)(g)	2.05%	0.11	%(g)	(0.89	%)(g)	0.99	%(g)
Ratio of gross expenses to average net assets	1.44	%(g)	1.70%	11.69	%(g)	1.50	%(g)	1.85	%(g)
Portfolio turnover rate(e)(h)	40.33%		52.84%	76.20%		40.33%		52.84%

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.
(c)	For the period from December 18, 2013, commencement of operations, to September 30, 2014.
(d)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $500.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

37

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Institutional Class
JOHCM Emerging Markets Opportunities Fund(a)	Six Months Ended March 31, 2015 (Unaudited)		Year Ended Sept. 30, 2014	Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$10.89		$10.27	$10.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.02)		0.21	0.07
Net realized and unrealized gains (losses)	0.53		0.47	0.20
Total from investment operations	0.51		0.68	0.27
Less distributions paid:
From net investment income	(0.14)		(0.06)	—
From net realized gains	(0.28)		—	—
Total distributions paid	(0.42)		(0.06)	—
Change in net asset value	0.09		0.62	0.27
Net asset value, end of period	$10.98		$10.89	$10.27

Total return(d)	4.90%		6.63%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$80,694		$87,642	$1,540
Ratio of net expenses to average net assets	1.29	%(e)	1.29%	1.29	%(e)
Ratio of net investment income (loss) to average net assets	(0.35	%)(e)	1.92%	0.82	%(e)
Ratio of gross expenses to average net assets	1.40	%(e)	1.60%	11.59	%(e)
Portfolio turnover rate(d)(f)	40.33%		52.84%	76.20%

(a)	Formerly the JOHCM Emerging Markets Opportunities Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

38

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I	Institutional Class
JOHCM Emerging Markets Small Mid Cap Equity Fund	Period Ended March 31, 2015 (Unaudited)(a)	Period Ended March 31, 2015 (Unaudited)(a)
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	(0.03)	(0.03)
Net realized and unrealized gains (losses)	1.16	1.16
Total from investment operations	1.13	1.13
Change in net asset value	1.13	1.13
Net asset value, end of period	$11.13	$11.13

Total return(c)	11.30%	11.30%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$11	$5,567
Ratio of net expenses to average net assets(d)	1.64%	1.54%
Ratio of net investment income (loss) to average net assets(d)	(0.97)%	(0.87)%
Ratio of gross expenses to average net assets(d)	5.19%	5.19%
Portfolio turnover rate(c)(e)	47.60%	47.60%

(a)	For the period from December 17, 2014, commencement of operations, to March 31, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

39

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I						Institutional Class
JOHCM Global Equity Fund(a)	Six Months Ended March 31, 2015 (Unaudited)		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)		Six Months Ended March 31, 2015 (Unaudited)		Year Ended Sept. 30, 2014		Period Ended Sept. 30, 2013(b)
Net asset value, beginning of period	$13.77		$11.37		$10.00		$13.78		$11.37		$10.00
Income (loss) from operations:
Net investment income (loss)(c)	(0.04)		0.05		0.03		(0.03)		0.03		0.06
Net realized and unrealized gains (losses)	1.05		2.38		1.34		1.04		2.41		1.31
Total from investment operations	1.01		2.43		1.37		1.01		2.44		1.37
Less distributions paid:
From net investment income	—		(—	)(d)	—		(—	)(d)	(—	)(d)	—
From net realized gains	(0.02)		(0.03)		—		(0.02)		(0.03)		—
Total distributions paid	(0.02)		(0.03)		—		(0.02)		(0.03)		—
Change in net asset value	0.99		2.40		1.37		0.99		2.41		1.37
Net asset value, end of period	$14.76		$13.77		$11.37		$14.77		$13.78		$11.37

Total return(e)	7.37%		21.40%		13.70%		7.39%		21.49%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$68,741		$34,363		$—	(f)	$169,325		$50,153		$10,554
Ratio of net expenses to average net assets	1.18	%(g)	1.18%		1.18	%(g)	1.08	%(g)	1.08%		1.08	%(g)
Ratio of net investment income (loss) to average net assets	(0.41	%)(g)	0.34%		0.61	%(g)	(0.44	%)(g)	0.26%		1.08	%(g)
Ratio of gross expenses to average net assets	1.24	%(g)	1.52%		4.97	%(g)	1.13	%(g)	1.52%		4.87	%(g)
Portfolio turnover rate(e)(h)	35.03%		68.24%		15.17%		35.03%		68.24%		15.17%

(a)	Formerly the JOHCM Global Equity Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period March 22, 2013, commencement of operations, to September 30, 2013.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Amount is less than $500.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

40

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

				Class I
JOHCM International Select Fund(a)	Six Months Ended March 31, 2015 (Unaudited)		Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012		Year Ended Sept. 30, 2011	Year Ended Sept. 30, 2010
Net asset value, beginning of period	$19.23		$16.97	$13.06	$11.17		$12.08	$10.50
Income (loss) from operations:
Net investment income (loss)(b)	(0.01)		0.11	0.19	0.14		0.11	0.15
Net realized and unrealized gains (losses)	2.10		2.22	3.80	1.84		(0.92)	1.44
Total from investment operations	2.09		2.33	3.99	1.98		(0.81)	1.59
Less distributions paid:
From net investment income	(0.14)		(0.07)	(0.08)	(0.09)		(0.07)	(0.01)
From net realized gains	(0.63)		—	—	(—	)(c)	(0.03)	—
Total distributions paid	(0.77)		(0.07)	(0.08)	(0.09)		(0.10)	(0.01)
Change in net asset value	1.32		2.26	3.91	1.89		(0.91)	1.58
Net asset value, end of period	$20.55		$19.23	$16.97	$13.06		$11.17	$12.08
Total return(d)	11.25%		13.74%	30.71%	17.87%		(6.86% )	15.18%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,099,669		$1,309,757	$593,021	$197,691		$94,501	$34,051
Ratio of net expenses to average net assets	1.04	%(e)	1.05%	1.09%	1.09%		1.09%	1.09%
Ratio of net investment income (loss) to average net assets	(0.06	%)(e)	0.61%	1.24%	1.10%		0.84%	1.43%
Ratio of gross expenses to average net assets	1.04	%(e)	1.08%	1.10%	1.26%		1.42%	2.40%
Portfolio turnover rate(d)(f)	27.93%		61.20%	46.38%	50.69%		83.25%	79.52%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	Net investment income (loss) for the year ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

41

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

				Class II
JOHCM International Select Fund(a)	Six Months Ended March 31, 2015 (Unaudited)		Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012		Year Ended Sept. 30, 2011	Period Ended Sept. 30, 2010(b)
Net asset value, beginning of period	$19.29		$17.03	$13.11	$11.22		$12.07	$11.12
Income (loss) from operations:
Net investment income (loss)(c)	(0.01)		0.06	0.14	0.14		0.07	0.11
Net realized and unrealized gains (losses)	2.08		2.24	3.83	1.81		(0.89)	0.84
Total from investment operations	2.07		2.30	3.97	1.95		(0.82)	0.95
Less distributions paid:
From net investment income	(0.12)		(0.04)	(0.05)	(0.06)		—	—
From net realized gains	(0.63)		—	—	(—	)(d)	(0.03)	—
Total distributions paid	(0.75)		(0.04)	(0.05)	(0.06)		(0.03)	—
Change in net asset value	1.32		2.26	3.92	1.89		(0.85)	0.95
Net asset value, end of period	$20.61		$19.29	$17.03	$13.11		$11.22	$12.07
Total return(e)	11.10%		13.51%	30.39%	17.53%		(6.85% )	8.54%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$104,417		$31,601	$16,429	$13,797		$4,116	$2,631
Ratio of net expenses to average net assets	1.27	%(f)	1.29%	1.34%	1.34%		1.34%	1.34	%(f)
Ratio of net investment income (loss) to average net assets	(0.10	%)(f)	0.32%	0.91%	1.12%		0.54%	2.12	%(f)
Ratio of gross expenses to average net assets	1.27	%(f)	1.29%	1.35%	1.51%		1.67%	2.65	%(f)
Portfolio turnover rate(e)(g)	27.93%		61.20%	46.38%	50.69%		83.25%	79.52%

(a)	Formerly the JOHCM International Select Fund of the Scotia Institutional Funds. See organizational note within the Notes to the Financial Statements.
(b)	For the period from March 31, 2010, commencement of operations, to September 30, 2010.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Amount was less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

42

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I		Class II			Institutional Class
JOHCM International Small Cap Equity Fund	Six Months Ended March 31, 2015 (Unaudited)	Period Ended Sept. 30, 2014(a)	Six Months Ended March 31, 2015 (Unaudited)	Period Ended Sept. 30, 2014(b)		Six Months Ended March 31, 2015 (Unaudited)	Period Ended Sept. 30, 2014(c)
Net asset value, beginning of period	$10.20	$10.43	$10.17	$10.16		$10.19	$10.00
Income (loss) from operations:
Net investment income (loss)(d)	0.01	0.15	(0.02)	0.18		0.01	0.18
Net realized and unrealized gains (losses)	0.08	(0.38)	0.10	(0.17)		0.08	0.01
Total from investment operations	0.09	(0.23)	0.08	0.01		0.09	0.19
Less distributions paid:
From net investment income	(0.10)	—	—	(—	)(e)	(0.10)	(—	)(e)
From net realized gains	(0.07)	—	(0.07)	—		(0.07)	—
Total distributions paid	(0.17)	—	(0.07)	—		(0.17)	—
Change in net asset value	(0.08)	(0.23)	0.01	0.01		(0.08)	0.19
Net asset value, end of period	$10.12	$10.20	$10.18	$10.17		$10.11	$10.19

Total return(f)	0.87%	(2.21%)	0.78%	0.11%		0.91%	1.94%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$51,514	$42,640	$366	$6,832		$62,146	$51,592
Ratio of net expenses to average net assets(g)	1.34%	1.34%	1.49%	1.49%		1.24%	1.24%
Ratio of net investment income (loss) to average net assets(g)	0.17%	1.94%	(0.46%)	1.96%		0.26%	1.68%
Ratio of gross expenses to average net assets(g)	1.41%	1.54%	1.57%	1.73%		1.31%	1.73%
Portfolio turnover rate(f)(h)	24.16%	7.06%	24.16%	7.06%		24.16%	7.06%

(a)	For the period from January 2, 2014, commencement of operations, to September 30, 2014.
(b)	For the period from November 18, 2013, commencement of operations, to September 30, 2014.
(c)	For the period from October 1, 2013, commencement of operations, to September 30, 2014.
(d)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(e)	Amount was less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

43

ADVISERS INVESTMENT TRUST JOHCM FUNDS FINANCIAL HIGHLIGHTS For the periods indicated

	Class I	Institutional Class
JOHCM US Small Mid Cap Equity Fund	Period Ended March 31, 2015 (Unaudited)(a)	Period Ended March 31, 2015 (Unaudited)(a)
Net asset value, beginning of period	$10.00	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	0.02	0.02
Net realized and unrealized gains (losses)	0.77	0.77
Total from investment operations	0.79	0.79
Change in net asset value	0.79	0.79
Net asset value, end of period	$10.79	$10.79
Total return(c)	7.90%	7.90%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$11	$5,397
Ratio of net expenses to average net assets(d)	1.09%	0.99%
Ratio of net investment income (loss) to average net assets(d)	0.38%	0.48%
Ratio of gross expenses to average net assets(d)	4.66%	4.66%
Portfolio turnover rate(c)(e)	42.97%	42.97%

(a)	For the period from October 31, 2014, commencement of operations, to March 31, 2015.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

44

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing fees incurred. As of March 31, 2015, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014	to seek long-term capital appreciation
(“Asia Ex-Japan Fund”)	Class II Shares: June 26, 2014
Institutional Shares: March 28, 2014
JOHCM Emerging Markets Opportunities Fund	Class I Shares: November 21, 2012	to seek long-term capital appreciation
(“Emerging Markets Fund”)	Class II Shares: December 18, 2013
Institutional Shares: November 21, 2012
JOHCM Emerging Markets Small Mid	Class I Shares: December 17, 2014	to seek long-term capital appreciation
Cap Equity Fund	Institutional Shares: December 17, 2014
(“Emerging Markets Small Mid Cap Fund”)
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation
(“Global Equity Fund”)	Institutional Shares: March 22, 2013
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation
(“International Select Fund”)	Class II Shares: March 31, 2010
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014	to seek long-term capital appreciation
(“International Small Cap Fund”)	Class II Shares: November 18, 2013
Institutional Shares: October 1, 2013
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014	to seek long-term capital appreciation
(“US Small Mid Cap Fund”)	Institutional Shares: October 31, 2014

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

45

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Statement of Changes in Net Assets and Financial Highlights prior to the Reorganization represents operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds

A.     Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

46

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2015 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asia Ex-Japan Fund
Common Stocks:
India	$2,384,072	$—	$—	$2,384,072
All Other Common Stocks(1)	—	55,668,447	—	55,668,447
Equity-Linked Securities(1)	—	22,335,419	—	22,335,419
Total Investments	$2,384,072	$78,003,866	$—	$80,387,938
Emerging Markets Fund
Common Stocks:
Brazil	$1,925,975	$—	$—	$1,925,975
China	2,414,343	13,898,234	—	16,312,577
Hong Kong	1,553,697	7,066,893	—	8,620,590
India	6,396,314	—	—	6,396,314
Russia	860,932	2,345,466	—	3,206,398
Taiwan	1,104,969	12,196,663	—	13,301,632
All Other Common Stocks(1)	—	19,748,044	—	19,748,044
Equity-Linked Securities(1)	—	5,115,873	—	5,115,873
Preferred Stocks(1)	—	1,319,343	—	1,319,343
Total Investments	$14,256,230	$61,690,516	$—	$75,946,746

(1) See investment countries in the Schedule of Investments

47

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Small Mid Cap Equity Fund
Common Stocks:
Argentina	$48,353	$—	$—	$48,353
Brazil	170,087	—	—	170,087
Canada	37,760	—	—	37,760
Chile	108,383	—	—	108,383
Mexico	173,865	—	—	173,865
Switzerland	49,153	—	—	49,153
Taiwan	49,244	555,643	—	604,887
All Other Common Stocks(1)	—	3,380,543	—	3,380,543
Equity-Linked Securities(1)	—	944,273	—	944,273
Preferred Stocks(1)	83,062	—	—	83,062
Total Investments	$719,907	$4,880,459	$—	$5,600,366
Global Equity Fund
Common Stocks:
Ireland	$14,698,858	$7,046,298	$—	$21,745,156
Netherlands	6,904,066	—	—	6,904,066
Singapore	7,289,287	—	—	7,289,287
United Kingdom	7,856,380	7,344,160	—	15,200,540
United States	85,887,045	—	—	85,887,045
All Other Common Stocks(1)	—	79,528,634	—	79,528,634
Master Limited Partnerships(1)	7,210,012	—	—	7,210,012
Total Investments	$129,845,648	$93,919,092	$—	$223,764,740
International Select Fund
Common Stocks:
Canada	$60,776,010	$—	$—	$60,776,010
Ireland	134,484,527	64,176,735	—	198,661,262
Netherlands	61,798,477	—	—	61,798,477
Singapore	63,632,472	—	—	63,632,472
United States	65,907,140	—	—	65,907,140
All Other Common Stocks(1)	—	1,571,354,469	—	1,571,354,469
Total Investments	$386,598,626	$1,635,531,204	$—	$2,022,129,830

(1) See investment countries in the Schedule of Investments

48

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Small Cap Fund
Common Stocks:
Brazil	$1,379,859	$—	$—	$1,379,859
Canada	5,031,203	—	—	5,031,203
Ireland	94,232	2,859,866	—	2,954,098
All Other Common Stocks(1)	—	98,841,240	—	98,841,240
Preferred Stocks:
Brazil	1,466,130	—	—	1,466,130
All Other Preferred Stocks(1)	—	2,016,101	—	2,016,101
Total Investments	$7,971,424	$103,717,207	$—	$111,688,631
US Small Mid Cap Fund
Common Stocks(1)	$5,295,185	$—	$—	$5,295,185
Total Investments	$5,295,185	$—	$—	$5,295,185

(1) See investment countries in the Schedule of Investments

As of March 31, 2015, there were no Level 3 securities held by the Funds. The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the six months ended March 31, 2015 for the Asia Ex-Japan Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Select Fund, International Small Cap Fund and US Small Mid Cap Fund. The Emerging Markets Fund had transfers as follows:

Fund	Transfers from Level 1 to Level 2	Reason
Emerging Markets Fund
Common Stocks
Thailand	$1,068,678	Foreign equity securities were valued using a similar security.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

49

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

At March 31, 2015, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Asia Ex-Japan Fund	CLSA Financial Products Ltd.	$6,032,069	6.0%
Asia Ex-Japan Fund	Deutsche Bank A.G. London	11,917,944	12.0%
Asia Ex-Japan Fund	Merrill Lynch Intl & Co.	3,202,459	3.2%
Asia Ex-Japan Fund	Standard Chartered Bank	1,182,947	1.2%
Emerging Markets Fund	Deutsche Bank A.G. London	2,510,925	3.1%
Emerging Markets Fund	Merrill Lynch Intl & Co.	2,604,948	3.2%
Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	230,181	4.1%
Emerging Markets Small Mid Cap Fund	Deutsche Bank A.G. London	265,755	4.8%
Emerging Markets Small Mid Cap Fund	Standard Chartered Bank	448,337	8.0%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

ALLOCATIONS

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the JOHCM Funds in proportion to each Fund’s relative net assets or other reasonable basis.

50

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Predecessor Funds’ and the Funds’ federal tax returns filed for the fiscal years ended September 30, 2012 through September 30, 2014, as applicable, remain subject to examination by the Internal Revenue Service. Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

51

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

B.     Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an investment management agreement (the “Agreement”) with JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) to provide investment management services to the Funds. Under the terms of the Agreement, the Adviser receives an annual fee, computed daily and payable monthly, at the annual rates set for in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee	Expense Limitation
Asia Ex-Japan Fund	Class I	1.09%	1.39%
Asia Ex-Japan Fund	Class II	1.09%	1.54%
Asia Ex-Japan Fund	Institutional	1.09%	1.29%
Emerging Markets Fund	Class I	1.05%	1.39%
Emerging Markets Fund	Class II	1.05%	1.54%
Emerging Markets Fund	Institutional	1.05%	1.29%
Emerging Markets Small Mid Cap Fund	Class I	1.30%	1.64%
Emerging Markets Small Mid Cap Fund	Institutional	1.30%	1.54%
Global Equity Fund	Class I	0.95%	1.18%
Global Equity Fund	Class II	0.95%	1.33%
Global Equity Fund	Institutional	0.95%	1.08%
International Select Fund	Class I	0.89%	1.05%
International Select Fund	Class II	0.89%	1.30%
International Small Cap Fund	Class I	1.05%	1.34%
International Small Cap Fund	Class II	1.05%	1.49%
International Small Cap Fund	Institutional	1.05%	1.24%
US Small Mid Cap Fund	Class I	0.85%	1.09%
US Small Mid Cap Fund	Institutional	0.85%	0.99%

52

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The expense limitation is effective until January 28, 2016. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

JOHCM (USA) Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the International Small Cap Fund and US Small Mid Cap Fund. For its services, the Sub-Adviser is paid a fee of 1.05% and 0.85%, based on average daily net assets of the International Small Cap Fund and US Small Mid Cap Fund, respectively, by the Adviser.

For the six months ended March 31, 2015, the JOHCM Funds incurred advisory fees payable to JOHCM, expense reimbursements from JOHCM, and made expense recoupments to JOHCM as follows:

Fund	Advisory Fee to JOHCM	Expenses Reduced by JOHCM	Advisory Fees Recouped by JOHCM
Asia Ex-Japan Fund	$319,581	$52,626	$—
Emerging Markets Fund	441,337	44,732	—
Emerging Markets Small Mid Cap Fund	19,467	54,613	—
Global Equity Fund	738,155	42,914	—
International Select Fund	6,872,841	—	—
International Small Cap Fund	518,489	35,411	—
US Small Mid Cap Fund	17,705	76,539	—

The balances of recoverable expenses to JOHCM by Fund at March 31, 2015 were as follows:

For the:	Expiring	Asia Ex-Japan Fund	Emerging Markets Fund	Emerging Markets Small Mid Cap Fund	Global Equity Fund	International Select Fund	International Small Cap Fund	US Small Mid Cap Fund
Year ended September 30, 2014	September 30, 2017	$120,745	$131,240	$—	$180,549	$275,044	$176,280	$—
Six months ended March 31, 2015	September 30, 2018	52,626	44,732	54,613	42,914	—	35,411	76,539
Balances of Recoverable Expenses to the Adviser		$173,371	$175,972	$54,613	$223,463	$275,044	$211,691	$76,539

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor a stated basis-point fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Prior to the Reorganization, Foreside Fund Services, LLC served as the Predecessor Funds’ distributor.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements between the Funds and Northern Trust. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $135,000 per fund relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds. Fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.

53

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Funds pursuant to a written agreement between the Funds and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Funds and performing certain regulatory administrative services. The Funds have agreed to pay Beacon Hill a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum annual fee of $200,000 for the JOHCM Funds for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides Risk Management and Oversight Services for the JOHCM Funds pursuant to a written agreement between the JOHCM Funds and Carne, including providing the Risk Officer to the JOHCM Funds to administer the fund risk program and oversee the analysis of investment performance and performance of service providers. The JOHCM Funds have agreed to pay Carne an annual fee of $40,000 for the first fund and an additional $5,000 per fund thereafter for these services, and reimburse for certain expenses incurred on behalf of the JOHCM Funds. Total fees paid to Carne pursuant to these agreements are reflected as “Risk Officer” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust, Carne or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through March 31, 2015 the Trust paid an annual retainer of $22,000 and reimbursement for certain expenses. Effective April 1, 2015 the Trust pays an annual retainer of $30,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply.

C.         Shareholder Servicing Plans

The Trust adopted a Shareholder Servicing Plan pursuant to which the Trust entered into agreements with institutions or other financial intermediaries under which they rendered certain shareholder administrative support services for their customers or other investors who beneficially owned Class I Shares (except for the International Select Fund) and Class II Shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.10% and 0.25% of the average daily net assets of the outstanding Class I Shares and Class II Shares, respectively. Total fees paid pursuant to these agreements are reflected as “Servicing Fee” on the Statements of Operations.

D.         Investment Transactions

For the six months ended March 31, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Asia-Ex Japan Fund	$42,098,348	$7,319,357
Emerging Markets Fund	32,836,539	46,040,120
Emerging Markets Small Mid Cap Fund	7,481,214	2,476,414
Global Equity Fund	179,692,802	52,251,572
International Select Fund	981,248,106	419,176,188
International Small Cap Fund	33,770,500	24,009,854
US Small Mid Cap Fund	7,080,342	2,173,107

54

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

E.	Federal Income Tax

As of March 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia-Ex Japan Fund	$77,461,817	$5,694,678	$(2,768,557)	$2,926,121
Emerging Markets Fund	74,539,061	7,219,724	(5,812,039)	1,407,685
Emerging Markets Small Mid Cap Fund	4,974,439	724,800	(98,873)	625,927
Global Equity Fund	201,302,112	25,702,904	(3,240,276)	22,462,628
International Select Fund	1,722,935,976	318,715,659	(19,521,805)	299,193,854
International Small Cap Fund	114,672,835	6,994,638	(9,978,842)	(2,984,204)
US Small Mid Cap Fund	4,959,005	434,295	(98,115)	336,180

The tax character of distributions paid by the Funds during the latest tax year ended September 30, 2014 were as follows:

	Distributions From
	Ordinary Income*	Long-Term Capital Gains
Fund	2014	2014
Emerging Markets Fund	$9,249	$—
Global Equity Fund	51,117	—
International Select Fund	2,852,584	—
International Small Cap Fund	9,786	—

*Ordinary income includes short-term capital gains, if any.

As of the latest tax year ended September 30, 2014, the components of accumulated earnings on a tax basis for the Funds were as follows:

	Asia Ex-Japan Fund	Emerging Markets Fund	Global Equity Fund	International Select Fund	International Small Cap Fund
Undistributed Ordinary Income	$101,202	$2,630,397	$26,025	$10,084,507	$1,468,295
Undistributed Long-Term Capital Gains	—	61,963	270,029	46,119,947	—
Accumulated Capital and Other Losses	(51,254)	—	(1,067,507)	(17,747,980)	—
Unrealized Appreciation (Depreciation)	(1,094,939)	34,692	8,034,860	174,580,586	(4,876,873)
Total Accumulated Earnings (Deficit)	$(1,044,991)	$2,727,052	$7,263,407	$213,037,060	$(3,408,578)

For the period subsequent to October 31, 2013, through the fiscal year ended September 30, 2014, the following Funds incurred net capital losses and/or Section 988 net currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

Fund	Amount
Global Equity Fund	$1,067,507
International Select Fund	17,747,980

55

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

At September 30, 2014, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital Loss Carry-forward		Long-Term Capital Loss Carry-forward
Asia Ex-Japan Fund	$(51,254	)*	$—

*	A portion of the capital loss carry-forwards may be subject to limitations under Section 382 of the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gain, if any.

F.	Capital Share Transactions

Transactions in dollars for common stock for the six months ended March 31, 2015, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestment of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Asia Ex-Japan Fund	Class I	$6,310,000	$1,711	$(2,400)	$6,309,311
Asia Ex-Japan Fund	Class II	2,194,927	1,350	(1,524,091)	672,186
Asia Ex-Japan Fund	Institutional	47,097,541	75,553	(1,547,552)	45,625,542
Emerging Markets Fund	Class I	968,481	20,962	(974,976)	14,467
Emerging Markets Fund	Class II	970,529	7,155	(943,490)	34,194
Emerging Markets Fund	Institutional	20,925,082	2,774,500	(31,356,364)	(7,656,782)
Emerging Markets Small Mid Cap Fund	Class I	10,000	—	—	10,000
Emerging Markets Small Mid Cap Fund	Institutional	5,000,000	—	—	5,000,000
Global Equity Fund	Class I	31,335,102	100,298	(1,490,667)	29,944,733
Global Equity Fund	Institutional	109,764,555	173,167	(852,022)	109,085,700
International Select Fund	Class I	834,152,486	33,925,001	(198,713,907)	669,363,580
International Select Fund	Class II	71,324,387	1,622,967	(4,360,301)	68,587,053
International Small Cap Fund	Class I	11,957,966	739,234	(3,723,246)	8,973,954
International Small Cap Fund	Class II	87,023	2,214	(6,475,815)	(6,386,578)
International Small Cap Fund	Institutional	12,022,592	639,622	(1,936,473)	10,725,741
US Small Mid Cap Fund	Class I	10,000	—	—	10,000
US Small Mid Cap Fund	Institutional	5,000,000	—	—	5,000,000

56

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Transactions in shares of common stock for the six months ended March 31, 2015, were as follows:

Fund	Class	Shares Sold	Shares from Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Asia Ex-Japan Fund	Class I	590,830	169	(221)	590,778
Asia Ex-Japan Fund	Class II	211,157	134	(144,722)	66,569
Asia Ex-Japan Fund	Institutional	4,451,788	7,465	(143,027)	4,316,226
Emerging Markets Fund	Class I	89,677	2,012	(90,739)	950
Emerging Markets Fund	Class II	88,586	687	(86,540)	2,733
Emerging Markets Fund	Institutional	1,891,991	266,011	(2,851,783)	(693,781)
Emerging Markets Small Mid Cap Fund	Class I	1,000	—	—	1,000
Emerging Markets Small Mid Cap Fund	Institutional	500,000	—	—	500,000
Global Equity Fund	Class I	2,264,370	7,337	(108,866)	2,162,841
Global Equity Fund	Institutional	7,875,891	12,658	(63,877)	7,824,672
International Select Fund	Class I	42,787,307	1,820,011	(10,529,706)	34,077,612
International Select Fund	Class II	3,568,134	86,790	(226,719)	3,428,205
International Small Cap Fund	Class I	1,212,406	75,664	(376,294)	911,776
International Small Cap Fund	Class II	8,721	225	(644,804)	(635,858)
International Small Cap Fund	Institutional	1,215,087	65,535	(194,727)	1,085,895
US Small Mid Cap Fund	Class I	1,000	—	—	1,000
US Small Mid Cap Fund	Institutional	500,000	—	—	500,000

Transactions in dollars for common stock for the year ended September 30, 2014, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestment of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Asia Ex-Japan Fund	Class I	$300,000	$—	$—	$300,000
Asia Ex-Japan Fund	Class II	300,000	—	—	300,000
Asia Ex-Japan Fund	Institutional	44,200,000	—	—	44,200,000
Emerging Markets Fund	Class I	1,223,469	—	(941,259)	282,210
Emerging Markets Fund	Class II	1,017,725	47	(806,940)	210,832
Emerging Markets Fund	Institutional	85,493,436	7,814	(2,072,185)	83,429,065
Global Equity Fund	Class I	32,307,593	816	(12,013)	32,296,396
Global Equity Fund	Institutional	37,721,108	49,291	(2,813,942)	34,956,457
International Select Fund	Class I	685,674,666	1,768,137	(79,237,224)	608,205,579
International Select Fund	Class II	16,935,063	36,148	(4,167,799)	12,803,412
International Small Cap Fund	Class I	45,339,398	—	(728,197)	44,611,201
International Small Cap Fund	Class II	8,022,280	35	(924,622)	7,097,693
International Small Cap Fund	Institutional	53,359,297	6,462	(593,809)	52,771,950

57

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Transactions in shares for common stock for the year ended September 30, 2014, were as follows:

Fund	Class	Shares Sold	Shares from Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Asia Ex-Japan Fund	Class I	29,211	—	—	29,211
Asia Ex-Japan Fund	Class II	29,211	—	—	29,211
Asia Ex-Japan Fund	Institutional	4,259,112	—	—	4,259,112
Emerging Markets Fund	Class I	109,133	—	(82,635)	26,498
Emerging Markets Fund	Class II	92,680	4	(72,601)	20,083
Emerging Markets Fund	Institutional	8,085,374	716	(189,934)	7,896,156
Global Equity Fund	Class I	2,496,471	65	(887)	2,495,649
Global Equity Fund	Institutional	2,924,753	3,897	(216,679)	2,711,971
International Select Fund	Class I	37,308,361	96,831	(4,251,925)	33,153,267
International Select Fund	Class II	898,478	1,970	(226,738)	673,710
International Small Cap Fund	Class I	4,248,192	—	(67,970)	4,180,222
International Small Cap Fund	Class II	758,247	4	(86,441)	671,810
International Small Cap Fund	Institutional	5,118,310	626	(56,210)	5,062,726

G.           In-Kind Transactions

Certain shareholders in the International Select Fund received securities rather than cash for their redemption amounts in accordance with the provisions of the Fund. These shareholders received securities with a value equal to the value of the number of units they owned based upon the current net asset value at the withdrawal date.

In-kind withdrawals of $38,646,988 were included in Payment for Shares Redeemed in Note F. Net gains of $12,274,514 on the securities that were distributed to shareholders were recorded within net realized gain on investment transactions in the statement of operations.

H.           Concentration of Ownership

It is expected that a significant portion of the Funds’ shares will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy and result in increased overall expenses for the remaining shareholders.

58

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

In addition, as of March 31, 2015, the Adviser held outstanding shares of the JOHCM Funds as follows:

Fund	Class	% Ownership
Asia Ex-Japan Fund	Class I	4.77
Asia Ex-Japan Fund	Class II	30.54
Asia Ex-Japan Fund	Institutional	2.48
Emerging Markets Fund	Class I	70.23
Emerging Markets Fund	Class II	90.79
Emerging Markets Fund	Institutional	5.05
Emerging Markets Small Mid Cap Fund	Class I	100.00
Emerging Markets Small Mid Cap Fund	Institutional	100.00
International Small Cap Fund	Class I	0.19
International Small Cap Fund	Institutional	11.91
US Small Mid Cap Fund	Class I	100.00
US Small Mid Cap Fund	Institutional	100.00
59

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

A.           Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested for the six months period October 1, 2014 to March 31, 2015.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds

Actual Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	^Expenses Paid 10/1/14–3/31/15
Asia Ex-Japan Fund	Class I	1.39%	$1,000.00	$1,061.10	$7.14
Asia Ex-Japan Fund	Class II	1.54%	1,000.00	1,058.00	7.90
Asia Ex-Japan Fund	Institutional	1.29%	1,000.00	1,060.20	6.63
Emerging Markets Fund	Class I	1.39%	1,000.00	1,046.80	7.09
Emerging Markets Fund	Class II	1.49%	1,000.00	1,047.40	7.61
Emerging Markets Fund	Institutional	1.29%	1,000.00	1,049.00	6.59
Emerging Markets Small Mid Cap Fund	Class I	1.64%	1,000.00	1,113.00	4.94
Emerging Markets Small Mid Cap Fund	Institutional	1.54%	1,000.00	1,113.00	4.64
Global Equity Fund	Class I	1.18%	1,000.00	1,073.70	6.10
Global Equity Fund	Institutional	1.08%	1,000.00	1,073.90	5.58
International Select Fund	Class I	1.04%	1,000.00	1,112.50	5.48
International Select Fund	Class II	1.27%	1,000.00	1,111.00	6.68
International Small Cap Fund	Class I	1.34%	1,000.00	1,008.70	6.71
International Small Cap Fund	Class II	1.49%	1,000.00	1,007.80	7.46
International Small Cap Fund	Institutional	1.24%	1,000.00	1,009.10	6.21
US Small Mid Cap Fund	Class I	1.09%	1,000.00	1,079.00	4.63
US Small Mid Cap Fund	Institutional	0.99%	1,000.00	1,079.00	4.20

^	Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year, and divided by the number of days in the current year (365). Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

60

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

Hypothetical Expense Example

Fund	Class	Expense Ratio	Beginning Account Value 10/1/2014	Ending Account Value 3/31/2015	^Expenses Paid 10/1/14–3/31/15
Asia Ex-Japan Fund	Class I	1.39%	$1,000.00	$1,018.00	$6.99
Asia Ex-Japan Fund	Class II	1.54%	1,000.00	1,017.25	7.75
Asia Ex-Japan Fund	Institutional	1.29%	1,000.00	1,018.50	6.49
Emerging Markets Fund	Class I	1.39%	1,000.00	1,018.00	6.99
Emerging Markets Fund	Class II	1.49%	1,000.00	1,017.50	7.49
Emerging Markets Fund	Institutional	1.29%	1,000.00	1,018.50	6.49
Emerging Markets Small Mid Cap Fund	Class I	1.64%	1,000.00	1,016.75	8.25
Emerging Markets Small Mid Cap Fund	Institutional	1.54%	1,000.00	1,017.25	7.75
Global Equity Fund	Class I	1.18%	1,000.00	1,019.05	5.94
Global Equity Fund	Institutional	1.08%	1,000.00	1,019.55	5.44
International Select Fund	Class I	1.04%	1,000.00	1,019.75	5.24
International Select Fund	Class II	1.27%	1,000.00	1,018.60	6.39
International Small Cap Fund	Class I	1.34%	1,000.00	1,018.25	6.74
International Small Cap Fund	Class II	1.49%	1,000.00	1,017.50	7.49
International Small Cap Fund	Institutional	1.24%	1,000.00	1,018.75	6.24
US Small Mid Cap Fund	Class I	1.09%	1,000.00	1,019.50	5.49
US Small Mid Cap Fund	Institutional	0.99%	1,000.00	1,020.00	4.99

^	Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year, and divided by the number of days in the current year (365). Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

B.           Board Approval of Investment Advisory and Sub-Advisory Agreements

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement between Advisers Investment Trust (the “Trust”) and JO Hambro Capital Management (the “Adviser”) with respect to the JOHCM Emerging Markets Small Mid Cap Equity Fund and the JOHCM US Small Mid Cap Equity Fund (each a “Fund” and collectively the “Funds”), and the Investment Sub-Advisory Agreement between the Adviser and JOHCM (USA) Inc. (the “Sub-Adviser”) with respect to the JOHCM US Small Mid Cap Equity Fund be approved by a majority the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Funds, as that term is defined in the Investment Company Act of 1940, as revised, or of the Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and Investment Sub-Advisory Agreement to determine whether the agreements are fair to the Funds and their shareholders. The Board considered and approved the Investment Advisory Agreement at an in person meeting held on September 9, 2014. The Board considered and approved an amendment to the Investment Sub-Advisory Agreement at a special in person meeting on October 20, 2014.

The Board requested, and the Adviser and Sub-Adviser, as appropriate, provided, information and data relating to: (i) the investment performance of the Funds; (ii) the nature, extent and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (iii) the cost of the services provided and the profits realized by the Adviser and Sub-Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels will reflect these economies of scale to the benefit of Funds’ shareholders; (vi) the advisory and sub-advisory fees paid by other comparable accounts advised by the Adviser or by a different investment adviser (the “Peer Group”); (vii) the Funds’ expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser, Sub-Adviser and other service providers.

61

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

The Trustees reviewed the materials regarding the Funds supplied by the Adviser. The Board gave careful consideration to the nature, extent and quality of the services provided by the Adviser. The Board reviewed the Adviser’s organizational structure, the personnel providing services to the Funds, the Adviser’s compliance program and recent personnel changes, including the investment teams for the Funds. The Board noted that a copy of the Adviser’s Form ADV Part 2A, 2013 Annual Report and Code of Ethics were included in the Board materials. The Board also reviewed the investment processes that will be used by the investment teams managing the Funds. Taking into account the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services the Funds would receive from the Adviser.

The Board reviewed performance and determined that because neither of the Funds had commenced operations, the Trustees would review performance over time. However, the Board noted that the Adviser manages other series of the Trust and the Trustees were satisfied with the performance of those funds.

The Board reviewed the advisory fee to be paid by each Fund and the total operating expenses of each Fund. The Board noted that the Adviser will receive a management fee of 0.85% of the average daily net assets of the JOHCM US Small Mid Cap Equity Fund and 1.30% of the average daily net assets of the JOHCM Emerging Markets Small Mid Cap Equity Fund. The Trustees noted that the fee proposed for the JOHCM US Small Mid Cap Equity Fund was slightly above the Peer Group average of 0.81%, but well below the maximum for the Peer Group, while the fee for the JOHCM Emerging Markets Small Mid Cap Equity Fund was slightly above the Peer Group average of 1.25%, but below the highest Peer Group fee of 1.75%. The Board also reviewed comparative data on fees received by the Adviser as the adviser or sub-adviser to comparable separately managed accounts.

With respect to operating expenses, the Board noted that under a proposed Expense Limitation Agreement, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles) of Institutional Class Shares of the JOHCM US Small Mid Cap Equity Fund and the JOHCM Emerging Markets Small Mid Cap Equity Fund to 0.99% and 1.54% of average daily net assets, respectively. The agreement to waive fees and/or reimburse expenses cannot be terminated until January 28, 2016, at which time the Adviser will determine whether to renew or revise the agreement. The Board noted that the JOHCM US Small Mid Cap Equity Fund’s net total annual operating expenses were below its Peer Group’s average annual operating expenses of 1.06%, while the JOHCM Emerging Markets Small Mid Cap Equity Fund’s net total annual operating expenses were below its Peer Group’s average annual operating expenses of 1.52%.

The Trustees also considered the profitability of the Adviser’s future relationship with the Funds. The Board considered the profitability of the Adviser as a whole, noting that the Adviser is a highly profitable organization as can be demonstrated by financial statements for the year ended September 30, 2013. A representative of the Adviser discussed the Adviser’s optimal operating profit margin range and its objective to have the Funds operating within this range. After discussion, the Trustees determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the advisory agreement, and concluded that the level of anticipated profit was reasonable.

With respect to economies of scale, the Trustees considered that because the Adviser runs a number of investment strategies through various mandates, it is able to obtain economies of scale with respect to dealing commissions and access to research. With respect to its investment management fees, a representative of the Adviser represented that it operates as an investment management boutique and, as such, tends to take a different approach than its larger investment management competitors. Consequently, the Adviser’s view on the optimal impact of assets under management on investment advisory fees is that the level of fees should correspond to its mission to add value alpha. This means that rather than take in assets above a certain level with a lower fee, the Adviser would rather close the strategy to new investors (this includes not only closing a fund, but also declining to accept new separately managed accounts, sub-advised funds or any other new relationship to be managed for that strategy), with the goal of providing superior performance to existing investors. A representative of the Adviser explained that not closing a strategy can lead to “diseconomies of scale,” which negatively affects its ability to meet value-added goals because as funds grow larger, performance is curtailed.

62

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

In its review of the amendment to the Investment Sub-Advisory Agreement on October 20, 2014, the Board noted that it had previously considered the approval of Investment Sub-Advisory Agreement at a meeting held on September 9-10, 2013, in connection with another fund managed by the Adviser and Sub-Adviser, and had at that time determined that the Investment Sub-Advisory Agreement was fair and reasonable with respect to that fund. The Trustees reflected upon their deliberations from the September 9-10, 2013 meeting noting that no changes were proposed to the Sub-Advisory Agreement other than to add the JOHCM US Small Mid Cap Equity Fund. The Board also noted that personnel from the Sub-Adviser responsible for the day-to-day management of the JOHCM US Small Mid Cap Equity Fund met with the Board on September 9, 2014, to discuss the JOHCM US Small Mid Cap Equity Fund’s investment objective and strategy. With respect to the fees payable to the Sub-Adviser in connection with its services to JOHCM US Small Mid Cap Equity Fund, the Board noted that the entire advisory fee of 0.85% is passed-through to the Sub-Adviser. After further discussion, the Trustees concluded that amending the Sub-Advisory Agreement to add the JOHCM US Small Mid Cap Equity Fund was in the best interest of the Fund and its future shareholders.

In reaching its conclusions, with respect to each Fund discussed above, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Investment Advisory Agreement and the Investment Sub-Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the Funds and the benefits received by the Adviser, that the compensation payable by the Adviser under the Investment Sub-Advisory Agreement with respect to the JOHCM US Small Mid Cap Equity Fund is fair and reasonable in light of the services to be provided, and that approval of the Investment Advisory Agreement and amendment to the Sub-Advisory Agreement is in the best interests of the Funds.

C.           Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

63

Investment Adviser
J O Hambro Capital Management Limited
Ryder Court, Ground Floor
14 Ryder Street
London SW1Y6QB, United Kingdom

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, Inc.
325 John H. McConnell Boulevard, Suite 150
Columbus, Ohio 43215

For Additional Information, call
866-260-9549 (toll free) or 312-557-5913

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2015

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND TABLE OF CONTENTS March 31, 2015 (Unaudited)

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SHAREHOLDER LETTER March 31, 2015 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the first shareholder financial report for the River Canyon Total Return Bond Fund (the “Fund”), a series of the Advisers Investment Trust.  This report contains the results of Fund operations from the commencement date on December 30, 2014 through March 31, 2015.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, River Canyon Fund Management LLC, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina A. Tantra
President of the Fund and Trustee to the Board

1

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount/Shares	Value

MORTGAGE-BACKED SECURITIES	88.4%
PRIVATE	63.7%
Home Equity	55.4%
ACE Home Equity Loan Trust Series 2006-GP1
0.43%, 2/25/31		$2,429,502	$2,349,579

Bella Vista Mortgage Trust Series 2004-1
0.88%, 11/20/34		1,077,298	958,694

Carrington Mortgage Loan Trust Series 2006-NC2
0.32%, 6/25/36		1,300,000	1,066,149

Carrington Mortgage Loan Trust Series 2006-NC5
0.28%, 1/25/37		1,164,809	871,731

Chase Funding Trust Series 2003-3
0.71%, 4/25/33		454,209	412,937

CHL Mortgage Pass-Through Trust Series 2004-HYB8
2.37%, 1/20/35		1,232,221	1,188,909

Home Equity Mortgage Loan Asset-Backed Trust Series INDS- 2006-2B
0.51%, 10/25/36		3,061,773	1,954,774

Home Equity Mortgage Trust Series 2005-3
1.25%, 11/25/35		2,015,098	1,893,622

Lehman XS Trust Series 2007-4N
0.30%, 3/25/47		1,652,594	1,602,046

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1
5.82%, 3/25/47		1,466,572	1,482,943

			13,781,384

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS March 31, 2015 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount/Shares	Value
Other	8.3%
Invitation Homes Trust Series 2014-SFR3(a)
5.18%, 12/17/31		$2,000,000	$2,063,124

U.S. GOVERNMENT AGENCIES	24.7%
Fannie Mae REMICS
5.98%, 2/25/41		13,651,586	1,794,323

Freddie Mac REMICS
3.00%, 7/15/44		2,550,440	2,499,224

Freddie Mac Strips
5.78%, 3/15/44		7,420,646	1,867,606

			6,161,153
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $21,867,936)			22,005,661
SHORT-TERM INVESTMENTS	11.1%
Northern Institutional
Treasury Portfolio, 0.01%		2,770,311	2,770,311
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,770,311)			2,770,311

TOTAL INVESTMENTS (Cost $24,638,247)	99.5%		24,775,972
NET OTHER ASSETS (LIABILITIES)	0.5%		116,331
NET ASSETS	100.0%		$24,892,303

(a)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST STATEMENT OF ASSETS & LIABILITIES March 31, 2015 (Unaudited)

River Canyon
Total Return Bond Fund
Assets:
Investments, at value (Cost: $24,638,247)	$24,775,972
Receivable for dividends and interest	123,512
Prepaid trustee fees	3,335
Receivable from service providers	25,170
Prepaid expenses	29,580
Total Assets	24,957,569
Liabilities:
Investment advisory fees payable	8,441
Accounting and Administration fees payable	31,165
Regulatory and Compliance fees payable	3,065
Accrued expenses and other payable	22,595
Total Liabilities	65,266
Net Assets	$24,892,303

Institutional Shares:
Net Assets	$24,892,303
Shares of common stock outstanding	2,465,279
Net asset value per share	$10.10

Net Assets:
Paid in capital	$24,658,034
Accumulated net investment income	5,408
Accumulated net realized gains	91,136
Unrealized appreciation (depreciation)	137,725
Net Assets	$24,892,303

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST STATEMENT OF OPERATIONS For the period December 30, 2014 (commencement of operations) to March 31, 2015 (Unaudited)

River Canyon
Total Return Bond Fund

Investment Income:
Interest income	$203,069
Dividend income	204
Total investment income	203,273
Operating expenses:
Investment advisory	24,517
Accounting and Administration	31,165
Regulatory and Compliance	3,065
Printing	6,642
Insurance	9,048
Trustees	5,089
Legal	11,624
Audit	9,964
Registration	10,290
Other	4,982
Total expenses before fee reductions	116,386
Expenses reduced by Service Providers	(76,545)
Net expenses	39,841
Net investment income	163,432
Realized and Unrealized Gains (Losses) From Investment Activities:
Net realized gains from investment transactions	91,136
Change in unrealized appreciation (depreciation) on investments	137,725
Net realized and unrealized gains (losses) from investment activities	228,861
Change in Net Assets Resulting from Operations	$392,293

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS For the period December 30, 2014 (commencement of operations) to March 31, 2015 (Unaudited)

River Canyon
Total Return Bond Fund
Increase (decrease) in net assets:
Operations:
Net investment income	$163,432
Net realized gains from investment transactions	91,136
Change in unrealized appreciation (depreciation) on investments	137,725
Change in net assets resulting from operations	392,293
Dividends paid to shareholders:
From net investment income	(158,024)
Total dividends paid to shareholders	(158,024)
Capital Transactions:
Proceeds from sale of shares	24,500,010
Value of shares issued to stockholders in reinvestment of dividends	158,024
Change in net assets from capital transactions	24,658,034
Change in net assets	24,892,303
Net Assets:
Beginning of period	—
End of period	$24,892,303
Accumulated net investment income	$5,408

Share Transactions:
Sold	2,449,602
Reinvested	15,677
Change	2,465,279

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST FINANCIAL HIGHLIGHTS For the period December 30, 2014 (commencement of operations) to March 31, 2015 (Unaudited)

	River Canyon
	Total Return
	Bond Fund

Net asset value, beginning of period	$10.00
Income (loss) from operations:
Net investment income	0.07
Net realized and unrealized gains (losses) from investments	0.09
Total from investment operations	0.16
Less distributions paid:
From net investment income	(0.06)
Total distributions paid	(0.06)
Change in net asset value	0.10
Net asset value, end of period	$10.10
Total return(a)	1.65%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$24,892
Ratio of net expenses to average net assets	0.65	%(b)
Ratio of net investment income to average net assets	2.67	%(b)
Ratio of gross expenses to average net assets(c)	1.90	%(b)
Portfolio turnover rate(a)	15.06%
(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT River Canyon Total Return Bond Fund (the “River Canyon Total Return Bond Fund” or the “Fund”) is a series of the Trust, and the Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015 the Fund became publicly available for investment.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A. Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

8

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.  In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale).  The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2015 in valuing the Fund’s investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 - Other	Significant
	Level 1- Quoted	Significant	Unobservable
Portfolio	Prices	Observable Inputs	Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities (1)	$-	$22,005,661	$-	$22,005,661
Short-Term Investments	2,770,311	-	-	2,770,311
Total Investments	$2,770,311	$22,005,661	$-	$24,775,972

(1) Classifications as defined in the Schedule of Investments.

As of March 31, 2015, there were no  Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2015.

9

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2015, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates

B. Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Investment Management Agreement with the Adviser, the Fund pays the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 0.40% of average daily net assets.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

10

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to a written agreement between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $125,000 relating to these services. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to a written agreement between the Fund and Beacon Hill. The Fund pays Beacon Hill a tiered basis-point fee based on the Fund’s daily net assets and certain annual minimum fees for these services, and reimbursed for certain expenses incurred on behalf of the Fund. Total fees paid to Beacon Hill pursuant to this agreement are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill and Northern Trust and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2015 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $22,000 and reimbursement for certain expenses. Effective April 1, 2015 the Trust pays an annual retainer of $30,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three fiscal years from the year on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

As of March 31, 2015 the Adviser has waived/reimbursed expenses of $76,545 that is subject to recoupment until September 30, 2018.

C. Investment Transactions

For the period ended March 31, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$24,500,777	$2,727,926

11

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO FINANCIAL STATEMENTS March 31, 2015 (Unaudited)

D. Federal Income Tax

As of March 31, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

River Canyon Total Return
Bond Fund	$24,638,247	$220,016	$(82,291)	$137,725

12

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

A. Security Allocation

Security Allocation	% of Net Assets
Home Equity	55.4%
U.S. Government Agencies	24.7%
Short-Term Investments	11.1%
Other	8.3%
Total	99.5%

B. Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at December 30, 2014 and held for the entire period through March 31, 2015.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense	Beginning Account Value	Ending Account Value	* Expenses Paid
	Ratio	12/30/2014	3/31/2015	12/30/14-3/31/15
Actual	0.65%	$1,000.00	$1,016.50	$1.63
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

* Actual expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year, and divided by the number of days in the current year (365). Hypothetical expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

13

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

C. Board Approval of Investment Advisory Agreement

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement between Advisers Investment Trust (the “Trust”) and River Canyon Fund Management LLC (the “Adviser”) with respect to the River Canyon Total Return Bond Fund (the “Fund”) be approved and renewed by a majority of the Board of Trustees (“Board”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as revised, of the Fund or of the Adviser (“Independent Trustees”). The Investment Advisory Agreement has an initial term of 2 years, and following that initial term, the Board must renew the agreement at least annually. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement to determine whether the agreement is fair to the Fund and its shareholders. The Board considered and approved the Investment Advisory Agreement for the Fund at an in-person meeting held on December 9, 2014.

The Board requested, and the Adviser provided, information and data relating to: (i) the investment performance of the Fund (ii) the nature, extent and quality of the services provided by the Adviser to the Fund; (iii) the cost of the services provided and the profits realized by the Adviser and its affiliates, if any, from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) whether the fee levels will reflect these economies of scale to the benefit of the Fund’s shareholders; (vi) the advisory fees paid by other types of clients advised by the Adviser or the advisory fees paid by comparable funds advised by a different investment adviser (the “Peer Group”); (vii) the Fund’s expense ratio and the expense ratios of funds in the Peer Group; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser and other service providers.

The Board gave careful consideration to the nature, extent and quality of the services provided by the Adviser.  The Board reviewed the Adviser’s organizational structure, the personnel providing services to the Fund, and the Adviser’s compliance program. The Board noted that a copy of the Adviser’s Form ADV (Part 1 and Part 2A), its parent company’s Balance Sheet and Income Statement, the Adviser’s Code of Ethics and Initial Certification, its parent company’s Certificate of Liability Insurance, and its parent company’s Business Continuity Plan were included in the materials provided to the Board. The Board also reviewed the investment processes that will be used by the investment team. Taking into account the personnel involved in servicing the Fund, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services the Fund would receive from the Adviser.

The Board considered performance and determined that because the Fund had not commenced operations, the Trustees would review performance over time. It was noted that the Adviser does not currently manage any accounts with a similar investment strategy.

The Board reviewed the advisory fee to be paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser will receive a management fee of 0.40% of the average daily net assets of the Fund. The Trustees noted that the fee proposed for the Fund was below the Peer Group average of 0.56%.

With respect to total annual operating expenses, the Board noted that under a proposed Expense Limitation Agreement, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles) of Institutional Class Shares of the Fund to 0.65% of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated until January 28, 2016, at which time the Adviser will determine whether to renew or revise the agreement. The Board noted that the Fund’s net total annual operating expenses were below its Peer Group’s average annual operating expenses of 0.73%.

14

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND ADDITIONAL INFORMATION March 31, 2015 (Unaudited)

The Trustees considered the profitability of the Adviser’s future relationship with the Fund. The Board considered the profitability of the Adviser’s parent company as a whole, noting that the Adviser’s parent company is a profitable organization as can be demonstrated by the balance sheet and income statement for the year ended September 30, 2014. The Adviser discussed the level of assets the Fund will need to reach before becoming profitable. As such, the Adviser represented that it expects the Fund to be less profitable than other funds until a performance track-record has been established and asset growth begins to increase in line with expectations. After discussion, the Trustees determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the advisory agreement, and concluded that the time frame to achieve profitability was reasonable.

With respect to economies of scale, the Adviser represented that it is actively considering the most efficient and cost effective way to distribute the Fund and believes that it will need sufficient performance history before it can begin actively marketing the Fund.  As such, it believes that the Fund will eventually experience economies of scale, but is uncertain at what asset size this will occur. After discussion, the Trustees determined that they would continue to evaluate the Adviser’s ability to achieve economies of scale.

In reaching its conclusions, the Board did not identify any single controlling factor in deciding to approve the Investment Advisory Agreement. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the Fund and the benefits received by the Adviser, and that approval of the Investment Advisory Agreement is in the best interests of the Fund and its future shareholders.

D. Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC’s website at http://www.sec.gov.

The Fund files a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Investment Adviser
River Canyon Fund Management LLC
2000 Avenue of the Stars, 11th Floor
Los Angeles, California, 90067

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, Inc.
325 John H. McConnell Boulevard, Suite 150
Columbus, Ohio 43215

For Additional Information, call
800-245-0371 (toll free) or 312-557-0164

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisers Investment Trust

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Dina Tantra
Dina A. Tantra
President and Principal Executive Officer

Date: June 5, 2015

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 5, 2015